UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

FORM N-Q

DECEMBER 31, 2005

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 108.1%
Alabama - 1.0%
$1,920,000	F-1+(a)	Auburn, AL, IDB, Donaldson Co. Project, LOC-Bank of America, 3.650%, 1/5/06 (b)(c)	$1,920,000
10,000,000	VMIG1(d)	Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	10,000,000
3,000,000	VMIG1(d)	Decatur, AL, IDB, Solid Waste Disposal Revenue, BP Amoco Chemical Co. Project, 3.850%, 1/3/06 (b)(c)	3,000,000
6,000,000	A-1+	Decatur, AL, IDR, NEO Industries Project, Series 1998, LOC-Harris Bank, 4.450%, 1/5/06 (b)(c)	6,000,000
7,000,000	A-1+	Huntsville Carlton Cove, AL, Carlton Cove Inc. Project, Series D, LOC-BNP Paribas SA, 3.530%, 1/5/06 (c)	7,000,000
6,050,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank, 3.500%, 1/5/06 (c)	6,050,000
		Jefferson County, AL, Sewer Revenue:
7,300,000	A-1+	Capital Improvement Warrants, Series A, FGIC-Insured, SPA-JPMorgan Chase, 3.580%, 1/5/06 (c)	7,300,000
10,000,000	A-1+	Sub-Series B-7, XLCA-Insured, BPA-Lloyds Bank, 3.580%, 1/5/06 (c)	10,000,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A, LOC-JPMorgan Chase, 3.630%, 1/4/06 (b)(c)	10,000,000

		Total Alabama	61,270,000

Alaska - 0.2%
7,925,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank of America, 3.660%, 1/5/06 (b)(c)	7,925,000
2,300,000	A-1+	Valdez, AK, Marine Terminal, BP Pipelines Inc. Project, Series C, 3.780%, 1/3/06 (c)	2,300,000

		Total Alaska	10,225,000

Arizona - 0.5%
1,000,000	A-1	Apache County, AZ, IDR, PCR, Tucson Electric Power Co., Series 83A, LOC-Credit Suisse First Boston, 3.550%, 1/4/06 (c)	1,000,000
1,450,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue, Northern Arizona Healthcare, Series B, MBIA-Insured, LIQ-JPMorgan Chase, 3.510%, 1/5/06 (c)	1,450,000
		Phoenix, AZ, IDA:
6,200,000	VMIG1(d)	Desert Botanical Garden Project, LOC-Bank One, 3.580%, 1/4/06 (c)	6,200,000
6,840,000	A-1+	Valley of the Sun YMCA Project, LOC-Bank of America, 3.750%, 1/3/06 (c)	6,840,000
15,000,000	F-1+(a)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.530%, 1/5/06 (c)	15,000,000

		Total Arizona	30,490,000

California - 2.7%
22,110,000	A-1+	California HFA, MFH III, Series E, SPA-FNMA, 3.530%, 1/4/06 (b)(c)	22,110,000
17,360,000	A-1+	California Housing Finance Agency Revenue, Series N, 3.520%, 1/4/06 (b)(c)	17,360,000
		California State:
16,000,000	A-1+	GO, Series A, Sub-Series A-1, LOC-Fortis Bank SA, 3.070%, 1/18/06 (c)	16,000,000
13,000,000	A-1+	GO, Series B, Sub-Series B-5, LOC-Depfa Bank PLC, 3.070%, 1/25/06 (c)	13,000,000
		California State Department of Water Resources:
15,000,000	A-1+	Refunding, Sub-Series F-1, LOC-Lloyds TSB Bank PLC, 3.190%, 1/12/06 (c)	15,000,000
15,815,000	A-1+	Series C-5, LOC-Dexia Credit Local, 3.530%, 1/5/06 (c)	15,815,000
30,000,000	SP-1+	California State GO, RAN, 4.500% due 6/30/06	30,215,211
		Metropolitan Water District of Southern California:
1,500,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttemberg, 3.530%, 1/5/06 (c)	1,500,000
22,000,000	A-1+	Series B-1, SPA-Dexia Credit Local, 3.450%, 1/5/06 (c)	22,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
California (continued)
		Waterworks Revenue:
$12,355,000	A-1+	Refunding, Series A-1, SPA-JPMorgan Chase, 3.450%, 1/5/06 (c)	$12,355,000
3,800,000	A-1+	Series A, AMBAC-Insured, SPA-Lloyds TSB Bank PLC, 3.340%, 1/5/06 (c)	3,800,000

		Total California	169,155,211

Colorado - 1.1%
8,990,000	A-1	Adams County, CO, School District, GO, MSTC, Series 2002-9050, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.580%, 1/4/06 (c)(e)	8,990,000
3,800,000	A-1+	Arvada, CO, Water, FSA-Insured, LIQ-Dexia Credit Finance Bank, 3.100%, 1/3/06 (b)(c)	3,800,000
2,170,000	VMIG1(d)	Colorado Educational & Cultural Facilities, National Jewish Federation Bond Program, Series A1, LOC-Bank of America N.A., 3.700%, 1/3/06 (c)	2,170,000
1,995,000	A-1+	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Pg A-7, LOC-Bank of America NA, 3.700%, 1/3/06 (c)	1,995,000
3,700,000	A-1+	Colorado HFA, MFH, Series B-3, Class 1, FHLB-Insured, SPA-FHLB, 3.650%, 1/4/06 (b)(c)	3,700,000
3,150,000	A-1+	Colorado Springs, CO, The Colorado College, 3.510%, 1/5/06 (c)	3,150,000
4,365,000	VMIG1(d)	Erie, CO, COP, LOC-Keybank NA, 3.580%, 1/4/06 (c)	4,365,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank:
24,500,000	A-1+	2.800% due 1/4/06	24,500,000
10,000,000	A-1+	2.820% due 1/9/06	10,000,000
7,500,000	A-1+	3.150% due 2/2/06	7,500,000

		Total Colorado	70,170,000

Delaware - 0.7%
		Delaware State EDA:
19,445,000	A-1	Hospital Billing Collection, Series A, AMBAC-Insured, SPA-Morgan Stanley, 3.560%, 1/4/06 (c)	19,445,000
1,400,000	A-1+	St. Andrews School Project, SPA-Bank of America, 3.550%, 1/5/06 (c)	1,400,000
7,500,000	A-1	Delaware State EDA Revenue, Hospital Billing Collection, Series C, AMBAC-Insured, 3.520%, 1/4/06 (c)	7,500,000
7,000,000	NR	Sussex County, DE, Perdue Farms Inc. Project, LOC-Rabobank Nederland, 3.650%, 1/5/06 (b)(c)	7,000,000
7,350,000	A-1+	University of Delaware, Series A, LIQ-Bank of America, 3.580%, 1/4/06 (c)	7,350,000

		Total Delaware	42,695,000

District of Columbia - 2.1%
		District of Columbia Revenue:
13,000,000	VMIG1(d)	American College of Cardiology, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	13,000,000
3,200,000	A-1	American Red Cross, TECP, LOC-JPMorgan Chase, 2.800% due 1/4/06	3,200,000
56,875,000	A-1+	GO, Series C, FGIC-Insured, 3.550%, 1/4/06 (c)	56,875,000
8,000,000	VMIG1(d)	Hospital for Sick Children, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	8,000,000
13,570,000	VMIG1(d)	National Public Radio Inc., LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	13,570,000
25,000,000	VMIG1(d)	Sidwell Friends School, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	25,000,000
3,480,000	A-1+	Smithsonian, Series B, SPA-Bank of America, 3.500%, 1/5/06 (c)	3,480,000
6,575,000	A-1+	Trinity College Issue, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	6,575,000
4,230,000	A-1+	Metropolitan Washington DC Airport Authority, Series C, FSA-Insured, SPA-Dexia Credit Local, 3.450%, 1/4/06 (b)(c)	4,230,000

		Total District of Columbia	133,930,000

Florida - 5.4%
9,785,000	VMIG1(d)	Alachua County HFA, Oak Hammock University Project, Series A, BNP Paribas, 3.750%, 1/3/06 (c)	9,785,000
1,000,000	VMIG1(d)	Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital, Series A, LOC-SunTrust Bank, 3.750%, 1/3/06 (c)	1,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida (continued)
$1,235,000	VMIG1(d)	Brevard County, FL, HFA, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.750%, 1/3/06 (c)	$1,235,000
4,970,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.530%, 1/4/06 (c)(e)	4,970,000
1,000,000	VMIG1(d)	Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project, Series A, LOC-Bank of America, 3.570%, 1/5/06 (b)(c)	1,000,000
5,405,000	VMIG1(d)	Clay County, FL, HFA, MFH, Nassau Club Apartments, LOC-Key Bank, 3.580%, 1/4/06 (b)(c)	5,405,000
2,400,000	A-1+	Dade County, FL, IDA Revenue, Dolphins Stadium Project, Series C, LOC-Societe Generale, 3.550%, 1/4/06 (c)	2,400,000
4,500,000	A-1+	Duval County, FL, HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC, 3.510%, 1/5/06 (c)	4,500,000
18,705,000	A-1+	Duval County, FL, MFH, Lighthouse Bay Apartments, LIQ-FHLMC, 3.510%, 1/5/06 (c)	18,705,000
		Florida Local Government Finance Commission TECP, LOC-Wachovia Bank:
4,510,000	A-1	3.130% due 2/2/06	4,510,000
22,975,000	A-1	3.100% due 2/6/06	22,975,000
12,298,000	A-1	3.140% due 2/7/06	12,298,000
29,170,000	A-1	3.100% due 3/2/06	29,170,000
20,000,000	A-1	Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank, 3.000% due 1/24/06	20,000,000
		Highlands County, FL, Health Facilities Authority, Adventist Health System:
		Series A, LOC-SunTrust Bank:
13,465,000	A-1+	3.530%, 1/5/06 (c)	13,465,000
7,000,000	A-1+	3.580%, 1/5/06 (c)	7,000,000
15,500,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia, 3.530%, 1/5/06 (c)	15,500,000
		Hillsborough County, FL:
2,840,000	A-1+	Petroleum Packers Project, LOC-Bank of America, 3.620%, 1/4/06 (b)(c)	2,840,000
11,930,000	A-1	School District Sales Tax Revenue, MSTC, Series 9032, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.530%, 1/4/06 (c)(e)	11,930,000
15,500,000	A-1+	Jacksonville, FL, Commercial Paper Notes, Series A, FGIC-Insured, TECP, LOC-Landesbank Baden Wurttemberg, 2.800% due 1/10/06	15,500,000
20,000,000	A-1	Jacksonville, FL, Electric Authority, Series 200F, TECP, SPA-Landesbank Hessen-Thuringen, 2.900% due 1/23/06	20,000,000
9,350,000	VMIG1(d)	Jacksonville, FL, Sales Tax Munitop, Series 2003-6, PART, MBIA-Insured, SPA-ABN AMRO Bank N.V., 3.530%, 1/5/06 (c)	9,350,000
2,250,000	NR	Manatee County, FL, IDR, Avon Cabinet Corp., LOC-Bank of America, 3.650%, 1/5/06 (b)(c)	2,250,000
9,210,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co. Project, 3.700%, 1/3/06 (c)	9,210,000
5,000,000	A-1+	Miami Dade, FL, Airis Miami LLC Project, Series A, LOC-Bank of America, LIQ-Bayerische Landesbank, 3.420%, 1/5/06 (b)(c)	5,000,000
1,600,000	F-1+(a)	Miami Dade, FL, HFA, Ward Towers Assisted Living, Series B, LOC-Bank of America, 3.600%, 1/5/06 (b)(c)	1,600,000
6,425,000	NR	Miami Dade, FL, IDA, HFA, Lawson Industries Inc. Project, Series 1999, LOC-Bank of America, 3.650%, 1/5/06 (b)(c)	6,425,000
5,410,000	Aa2(d)	Miami-Dade County, FL, IDA Revenue, Carrollton School Project, LOC-SunTrust Bank, 3.540%, 1/4/06 (c)	5,410,000
1,235,000	A-1+	Miami-Dade County, FL, EFA Revenue, Florida International University Foundation Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	1,235,000
		Orange County, FL:
13,100,000	A-1+	HFA, Adventist Sunbelt Health System, LOC-SunTrust Bank, 3.530%, 1/5/06 (c)	13,100,000
2,000,000	A-1+	IDA, Blood and Tissue Services, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	2,000,000
1,500,000	A-1+	Orlando & Orange County Expressway Authority, Series C-2, FSA-Insured, SPA-Dexia Credit Local, 3.330%, 1/5/06 (c)	1,500,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida (continued)
$38,870,000	A-1	Pasco County, FL, School Board COP, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.510%, 1/5/06 (c)	$38,870,000
300,000	VMIG1(d)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 3.750%, 1/3/06 (c)	300,000
100,000	A-1+	St. Johns County, FL, HFA, Remington, LIQ-FNMA, 3.590%, 1/4/06 (c)	100,000
11,500,000	VMIG1(d)	Sunshine State Governmental Financing Commission, AMBAC-Insured, SPA-Dexia Credit Local, 3.450%, 1/4/06 (c)	11,500,000
3,500,000	Aa2(d)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	3,500,000
6,000,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank, 3.400%, 1/5/06 (c)	6,000,000

		Total Florida	341,538,000

Georgia - 9.0%
		Atlanta, GA, Airport Authority:
8,000,000	VMIG1(d)	MERLOT, Series CCC, PART, FGIC Insured, LIQ-Wachovia Bank, 3.590%, 1/4/06 (b)(c)	8,000,000
9,995,000	A-1	MSTC, Series 2001-137, PART, FGIC-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (b)(c)(e)	9,995,000
29,750,000	A-1+	Series B-2, MBIA-Insured, 3.520%, 1/5/06 (c)	29,750,000
6,000,000	AAA	Atlanta, GA, Airport Facilities Revenue, AMBAC-Insured, 6.500% due 1/1/06 (f)	6,000,000
		Atlanta, GA, Airport Revenue, General Series, MBIA-Insured:
1,740,000	A-1+	SPA-Landesbank Baden, 3.520%, 1/5/06 (c)	1,740,000
31,200,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.540%, 1/5/06 (c)	31,200,000
24,000,000	A-1+	SPA-Westdeutsche Landesbank, 3.510%, 1/5/06 (c)	24,000,000
8,100,000	Aa2(d)	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	8,100,000
		Burke County, GA:
		Development Authority, PCR, Oglethorpe Power Corp.:
3,600,000	A-1+	Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.750%, 1/3/06 (c)	3,600,000
300,000	A-1+	Vogtle, AMBAC-Insured, SPA-JPMorgan Chase, 3.750%, 1/3/06 (c)	300,000
32,655,000	A-1+	PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.580%, 1/4/06 (c)	32,655,000
2,900,000	Aa2(d)	Carrollton, GA, IDR, Holox Limited Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	2,900,000
6,600,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	6,600,000
		Cobb County, GA:
7,000,000	VMIG1(d)	Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	7,000,000
700,000	Aa2(d)	IDR, RLR Industries Inc. Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	700,000
11,400,000	Aa2(d)	Columbus, GA, Hospital Authority Revenue, St. Francis Hospital Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	11,400,000
		De Kalb County, GA:
2,225,000	VMIG1(d)	Development Authority Revenue, Woodruff Arts, LIQ-Bank of America, 3.510%, 1/4/06 (c)	2,225,000
		HFA:
6,240,000	A-1+	Clairmont Crest Project, FNMA, 3.580%, 1/4/06 (c)	6,240,000
13,600,000	VMIG1(d)	Dekalb Medical Center Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	13,600,000
9,000,000	VMIG1(d)	Development Authority Revenue, Oglethorpe University Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	9,000,000
		Forsythe County, GA:
14,160,000	VMIG1(d)	Development Authority Revenue, Atlanta YMCA Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	14,160,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia (continued)
$1,300,000	A1(d)	Development Authority, IDR, American BOA Inc. Project, LOC-Dresdner Bank, 3.600%, 1/4/06 (b)(c)	$1,300,000
19,920,000	A-1+	Water and Sewer Authority, Series B, 3.510%, 1/5/06 (c)	19,920,000
		Fulton County, GA, Development Authority:
6,710,000	VMIG1(d)	Atlanta YMCA Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	6,710,000
10,900,000	Aa2(d)	Catholic School Properties Inc., LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	10,900,000
1,300,000	Aa2(d)	DFA, Spellman College Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	1,300,000
3,880,000	Aa2(d)	Holy Innocents School Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	3,880,000
1,700,000	Aa2(d)	IDA, Charles Mackarvich Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	1,700,000
1,800,000	Aa2(d)	Lovett School Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	1,800,000
9,000,000	A-1+	Residential Care Facilities, Lenbrook Square Foundation, LOC-Bank of Scotland, 3.800%, 1/3/06 (c)	9,000,000
		Robert W. Woodruff Arts Center Project:
5,015,000	VMIG1(d)	Series A, LIQ-Wachovia Bank, 3.520%, 1/4/06 (c)	5,015,000
39,200,000	VMIG1(d)	Series B, LIQ-SunTrust Bank, 3.550%, 1/4/06 (c)	39,200,000
900,000	A-1+	Sheltering Arms Project, LOC-Bank of America, 3.550%, 1/5/06 (c)	900,000
12,000,000	VMIG1(d)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	12,000,000
5,750,000	VMIG1(d)	Spellman College Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	5,750,000
4,600,000	VMIG1(d)	Trinity School Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	4,600,000
5,400,000	Aa2(d)	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	5,400,000
5,850,000	Aa2(d)	Gainesville, GA, Redevelopment Authority, EDA, Riverside Military Project, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	5,850,000
570,000	A-1+	Georgia Municipal Gas Authority Agency Project, Series A, LOC-Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-Thuringen, & Wachovia Bank, 3.580%, 1/4/06 (c)	570,000
2,000,000	NR	Georgia State Port Authority Colonels Island Terminal Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	2,000,000
6,290,000	NR	Georgia, Medical Center Hospital Authority, Revenue Spring Harbor at Green Island, LOC-Bank of Scotland, 3.530%, 1/5/06 (c)	6,290,000
5,300,000	Aa2(d)	Gwinett County, GA, Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	5,300,000
		Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital System Inc. Project:
1,000,000	A-1+	FNMA, 2.000%, 1/4/06 (c)	1,000,000
14,150,000	A-1+	LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	14,150,000
1,500,000	Aa2(d)	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	1,500,000
15,590,000	VMIG1(d)	Macon-Bibb County, GA, Hospital Authority, Medical Center Central Georgia, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	15,590,000
		Monroe County, GA, Development Authority, PCR:
1,000,000	A-1+	Oglethorpe Power Corp. Project, AMBAC-Insured, SPA-JPMorgan Chase, 3.750%, 1/3/06 (c)	1,000,000
		Oglethorpe Power:
3,310,000	A-1+	Scherer A, AMBAC-Insured, LIQ-JPMorgan Chase, 3.750%, 1/3/06 (c)	3,310,000
3,000,000	A-1+	Scherer B, AMBAC-Insured, SPA-JPMorgan Chase, 3.750%, 1/3/06 (c)	3,000,000
		Municipal Electric Authority of Georgia:
4,715,000	A-1+	MSTC, Series SGA-1, PART, MBIA-Insured, LOC-Societe Generale, 3.600%, 1/4/06 (c)	4,715,000
		Series 1985 B, LIQ-JPMorgan Chase:
20,200,000	A-1+	3.130% due 1/11/06	20,200,000
23,600,000	A-1+	3.150% due 1/11/06	23,600,000
1,000,000	A-1+	3.200% due 1/11/06	1,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia (continued)
$30,435,000	A-1+	Private Colleges & Universities Authority, GA, Emory University, Series SG-146 PART, LIQ-Societe Generale, 3.550%, 1/5/06 (c)(e)	$30,435,000
5,595,000	A-1+	Private Colleges & Universities Facilities Authority, Emory University, Series B, 3.350%, 1/4/06 (c)	5,595,000
17,000,000	Aa2(d)	Rabun County, GA, Development Authority MFH, Nocoochee School Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	17,000,000
22,300,000	VMIG1(d)	Richmond County Hospital Authority, University Health Services Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	22,300,000
5,500,000	A-1+	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill Project, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	5,500,000
8,345,000	A-1+	Roswell, GA, Housing Authority Post Canyon Project, FNMA-Insured, LOC-FNMA, 3.540%, 1/4/06 (c)	8,345,000
4,480,000	Aa2(d)	Screven County, GA, IDA, IDR, Sylvania Yarn Systems Inc., LOC-Wachovia Bank, 3.570%, 1/4/06 (b)(c)	4,480,000
5,500,000	Aa2(d)	Smyrna, GA, Housing Authority, MFH, Walnut Grove Project, LOC-Wachovia Bank, 3.570%, 1/5/06 (b)(c)	5,500,000
3,000,000	Aa2(d)	Tift County, GA, IDR, Queen Carpet Corp. Project, Series A, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	3,000,000
1,500,000	NR	Valdosta-Lowndes County, GA, IDA, IDR, South Georgia Pecan Co. Project, LOC-SunTrust Bank, 3.600%, 1/5/06 (b)(c)	1,500,000

		Total Georgia	571,270,000

Hawaii - 0.6%
20,000,000	A-1+	City and County of Honolulu HI, GO, TECP, Series W, LOC-Westdeutsche Landesbank, 2.880% due 2/16/06	20,000,000
		Hawaii State Airport System, PART:
10,845,000	A-1	GO, MSTC, Series 2001-119, Series A, FSA-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (c)(e)	10,845,000
10,225,000	A-1	MSTC, Series 2001-146, Series A, FGIC-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (b)(c)(e)	10,225,000

		Total Hawaii	41,070,000

Idaho - 0.6%
4,800,000	VMIG1(d)	Idaho Housing & Finance Assistance Housing Revenue, Balmoral Apartments II Development, LOC-U.S. Bank, 3.850%, 1/3/06 (b)(c)	4,800,000
30,000,000	SP-1+	Idaho State, TAN, 4.000% due 6/30/06	30,193,795

		Total Idaho	34,993,795

Illinois - 10.2%
8,140,000	AAA	Chicago, IL, Board of Education, MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.590%, 1/4/06 (c)(e)	8,140,000
15,000,000	A-1+	Chicago, IL, GO, MSTC, Series SGA 99R, PART, FGIC-Insured, LIQ-Societe Generale, 3.600%, 1/4/06 (c)	15,000,000
8,500,000	A-1+	Chicago, IL, Metropolitan Water Reclamation District, Capital Improvement, Series E, SPA-Landesbank Hessen-Thuringen, 3.530%, 1/4/06 (c)	8,500,000
3,355,000	NR	Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank, 3.650%, 1/5/06 (b)(c)	3,355,000
1,845,000	A-1+	Chicago, IL, O’Hare International Airport, Series 1994-C, LOC-Societe Generale, 3.550%, 1/4/06 (c)	1,845,000
9,760,000	A-1	Chicago, IL, O’Hare International Airport, MSTC, Series 2001-158, Class A, PART, AMBAC-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (b)(c)(e)	9,760,000
		Chicago, IL, Water Revenue:
66,940,000	A-1+	MBIA-Insured, SPA-Dexia Credit Local, 3.510%, 1/5/06 (c)	66,940,000
46,040,000	VMIG1(d)	Munitop, Series 1998-4E, FGIC-Insured, PART, SPA-ABN AMRO Bank N.V., 3.530%, 1/5/06 (c)	46,040,000
		Chicago, IL:
		GO:
31,600,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden Wurttemberg, 3.490%, 1/5/06 (c)	31,600,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
$5,090,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.580%, 1/4/06 (c)(e)	$5,090,000
44,900,000	A-1+	Tax Increment, Senior Lien Allocation, Series A, LOC-Bank of New York, 3.580%, 1/4/06 (c)	44,900,000
4,000,000	VMIG1(d)	Cook County, IL, Catholic Theological University Project, LOC-Harris Bank, 3.530%, 1/4/06 (c)	4,000,000
		Cook County, IL, GO:
16,757,000	VMIG1(d)	Munitops, Series 1998-14, PART, FGIC-Insured, SPA-ABN AMRO, 3.560%, 1/5/06 (c)(e)	16,757,000
3,500,500	VMIG1(d)	Series 458, FGIC-Insured PART, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	3,500,500
		Cook County, IL, IDR:
1,875,000	A-1	Kenneth Properties Project, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	1,875,000
2,275,000	A-1	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	2,275,000
7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-Fifth Third Bank, 3.560%, 1/5/06 (c)	7,185,000
710,000	A-1	DuPage County, Transportation Revenue, MSTC, PART, Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (c)(e)	710,000
9,995,000	A-1	Dupage, Illinois, Transportation Revenue, MSTC, Series 2001-139, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (c)(e)	9,995,000
14,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.530%, 1/5/06 (c)	14,715,000
		Illinois DFA:
3,990,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers, LOC-JPMorgan Chase, 3.630%, 1/4/06 (b)(c)	3,990,000
2,000,000	VMIG1(d)	Carmel High School Project, LOC-LaSalle Bank, 3.530%, 1/4/06 (c)	2,000,000
4,600,000	VMIG1(d)	Chicago Educational Television Association, Series A, LOC-LaSalle Bank, 3.580%, 1/4/06 (c)	4,600,000
27,735,000	A-1+	Evanston-Northwestern Health Care Corp., Series C, SPA-Bank One N.A., 3.570%, 1/3/06 (c)	27,735,000
		IDR:
3,200,000	A-1+	Delta-Unibus Corp. Project, LOC-LaSalle Bank, 3.650%, 1/5/06 (b)(c)	3,200,000
5,000	A-1	F.C. Ltd. Partnership Project, LOC-LaSalle Bank, 3.560%, 1/4/06 (b)(c)	5,000
5,000,000	A-1	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	5,000,000
2,685,000	A-1	Profile Packaging Inc. Project, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	2,685,000
3,440,000	A-1	Six West Hubbard Street, LOC-LaSalle Bank, 3.250%, 2/1/06 (b)(c)	3,440,000
2,550,000	A-1	Universal Press Inc. Project, Series A, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	2,550,000
4,800,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	4,800,000
4,500,000	A-1	Oak Park Residence Corp. Project, LOC-ABN AMRO, 3.500%, 1/5/06 (c)	4,500,000
		Illinois EFA:
18,000,000	A-1+	University of Chicago TECP, 3.100% due 6/27/06	18,000,000
4,400,000	A-1	Xavier University Project, Series A, LOC-LaSalle Bank, 3.500%, 1/5/06 (c)	4,400,000
		Illinois Finance Authority:
12,500,000	F-1+(a)	Friendship Village Schaumburg, Series C, LOC-LaSalle Bank, 3.530%, 1/5/06 (c)	12,500,000
5,000,000	A-1+	Illinois College, LOC-U.S. Bank, 3.530%, 1/5/06 (c)	5,000,000
2,680,000	VMIG1(d)	Kohl Children’s Museum, LOC-Fifth Third Bank, 3.530%, 1/4/06 (c)	2,680,000
4,000,000	VMIG1(d)	Lake Forest Country Day School, LOC-Northern Trust Company, 3.530%, 1/4/06 (c)	4,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
$12,500,000	F-1+(a)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank NA, 3.550%, 1/5/06 (c)	$12,500,000
2,100,000	A-1+	Northwestern Memorial, Subordinated Series B1, SPA-Bank of Nova Scotia, 3.700%, 1/3/06 (c)	2,100,000
10,000,000	VMIG1(d)	Spertus Institute, LOC-The Northern Trust Co., 3.520%, 1/4/06 (c)	10,000,000
25,000,000	F-1+(a)	The Clare At Water Project, Series D, LOC-LaSalle Bank NA, 3.550%, 1/5/06 (c)	25,000,000
8,300,000	A-1+	YMCA Metropolitan Chicago Project, LOC-Harris Bank, 3.580%, 1/4/06 (c)	8,300,000
2,480,000	A-1	Illinois HDA, Community Howard Theater, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	2,480,000
		Illinois Health Facilities Authority:
11,035,000	A-1+	Alexian Brothers Medical Center, TECP, LIQ-JPMorgan Chase, 2.820% due 1/3/06	11,035,000
1,250,000	A-1+	Carle Foundation, Series B, AMBAC-Insured, LIQ-Northern Trust Bank, 3.550%, 1/4/06 (c)	1,250,000
12,400,000	A-1	Franciscan Eldercare Project, Series C, LOC-ABN AMRO, 3.550%, 1/5/06 (c)	12,400,000
7,650,000	A-1	Lutheran Senior Ministries Inc., Series B, LOC-ABN AMRO, 3.540%, 1/5/06 (c)	7,650,000
6,685,000	A-1+	Northwestern Memorial Hospital, SPA-JPMorgan Chase, 3.580%, 1/4/06 (c)	6,685,000
8,800,000	A-1+	Order of Saint Francis Healthcare Systems, LOC-Fifth Third Bank, 3.700%, 1/3/06 (c)	8,800,000
12,095,000	VMIG1(d)	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank, 3.620%, 1/5/06 (c)	12,095,000
7,200,000	A-1	Revolving Fund Pooled Loan, Series F, LOC-JPMorgan Chase, 3.550%, 1/4/06 (c)	7,200,000
17,665,000	A-1+	Rosalind Franklin University of Medicine and Sciences, LOC-Bank One, 3.550%, 1/4/06 (c)	17,665,000
2,995,000	A-1	Series C, LOC-ABN AMRO, 3.540%, 1/5/06 (c)	2,995,000
4,875,000	A-1+	University Chicago Hospitals, MBIA GO Of Corp.-Insured, SPA-Bank One Illinois N.A., 3.700%, 1/3/06 (c)	4,875,000
1,250,000	A-1+	Illinois State, Refunding, Series B, SPA-Depfa Bank PLC, 3.580%, 1/4/06 (c)	1,250,000
		Illinois State Toll Highway Authority:
19,300,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (c)(e)	19,300,000
19,800,000	AAA	Toll Highway Revenue, Series B, FSA-Insured, 3.400%, 1/5/06 (c)	19,800,000
		Illinois Student Assistance Commission Student Loan Revenue, Series A:
665,000	VMIG1(d)	LOC-Bank of America, 3.550%, 1/4/06 (b)(c)	665,000
1,000,000	VMIG1(d)	MBIA-Insured, SPA-Bank of America, 3.550%, 1/4/06 (b)(c)	1,000,000
5,000,000	A-1+	Lisle, IL, Housing Four Lakes Phase V, FNMA-Insured, 3.400%, 1/4/06 (c)	5,000,000
3,500,000	A-1+	Lisle, IL, MFH, Ashley of Lisle Project, FHLB-COL, 3.520%, 1/4/06 (c)	3,500,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank, 3.520%, 1/4/06 (b)(c)	3,300,000
1,000,000	A-1	MSTC, Series 2000-93, Class A, PART, LIQ-Bear Stearns, 3.750%, 1/3/06 (b)(c)	1,000,000
1,430,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, 3.560%, 1/5/06 (b)(c)	1,430,000
5,250,000	Aa2(d)	Pepkin, IL, IDR, BOC Group Inc. Project, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	5,250,000
5,075,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	5,075,000
4,845,000	VMIG1(d)	Regional Transportation Authority of Illinois, MERLOT, Series A-73, PART, MBIA-Insured, LIQ-Wachovia Bank, 3.540%, 1/4/06 (c)	4,845,000
6,000,000	A-1	University of Illinois, MSTC, Series 9031, AMBAC-Insured PART, LIQ-Bear Stearns, 3.580%, 1/4/06 (c)(e)	6,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
$2,500,000	A-1+	Will County, IL, Exempt Facilities Revenue, Industrial BP Amoco Chemical Co. Project, 3.850%, 1/3/06 (b)(c)	$2,500,000

		Total Illinois	646,212,500

Indiana - 2.6%
985,000	Aa2(d)	Bluffton, IN, IDR, Snider Tire Inc. Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	985,000
3,850,000	VMIG1(d)	Columbus, IN, EDR, Waters Edge Apartments, LOC-FHLB, 3.600%, 1/5/06 (c)	3,850,000
4,100,000	P-1(d)	Fort Wayne, IN, EDR, Technology Project, LOC-JPMorgan Chase, 3.630%, 1/4/06 (b)(c)	4,100,000
21,005,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19, Class A, 144A, MBIA-Insured, LIQ-Bear Stearns, EMT, 3.560%, 1/4/06 (c)(e)(f)	21,005,000
2,624,000	VMIG1(d)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB, 3.630%, 1/5/06 (b)(c)	2,624,000
4,300,000	VMIG1(d)	Indiana Health and Educational Facilities Finance Authority, Porter Project, Series A, LOC-Fifth Third Bank, 3.560%, 1/6/06 (c)	4,300,000
		Indiana Health Facilities Finance Authority:
9,380,000	A-1	Community Hartsfield Village Project, Series B, LOC-LaSalle Bank, 3.540%, 1/5/06 (c)	9,380,000
9,205,000	A-1	Franciscan Eldercare Project, Series B, LOC-LaSalle Bank, 3.540%, 1/5/06 (c)	9,205,000
5,050,000	VMIG1(d)	Riverview Hospital Project, LOC-National City Bank, 3.540%, 1/5/06 (c)	5,050,000
4,900,000	NR	Union Hospital Inc. Project, LOC-Fifth Third Bank, 3.580%, 1/6/06 (c)	4,900,000
		Indiana Health Facilities Financing Authority:
4,700,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third Bank, 3.560%, 1/5/06 (c)	4,700,000
15,000,000	A-1+	Community Hospital Project, Series B, LOC-JPMorgan Chase, 3.570%, 1/5/06 (c)	15,000,000
3,500,000	A-1+	Indiana Health Facility Financing Authority, Ascension Health Credit, Series B, 3.530%, 1/4/06 (c)	3,500,000
		Indiana State EFA:
400,000	VMIG1(d)	Franklin College Project, LOC-JPMorgan Chase, 3.800%, 1/3/06 (c)	400,000
1,800,000	VMIG1(d)	Wabash College Project, LOC-JPMorgan Chase, 3.570%, 1/5/06 (c)	1,800,000
2,415,000	VMIG1(d)	Indiana State EFA Revenue, Educational Facilities Marian College Project, LOC-Bank One, 3.580%, 1/5/06 (c)	2,415,000
4,600,000	A-1	Indiana State Office Building Commission Facilities Pendleton, Juvenile Facility, Series A, 3.550%, 1/4/06 (c)	4,600,000
3,000,000	A-1	Indiana State Office Building Community Facilities Revenue, Miami Correctional Facilities, Series II-A, SPA-Key Bank, 3.560%, 1/4/06 (c)	3,000,000
		Indiana TFA:
5,500,000	A-1+	Highway Revenue, Series SGA 113, LIQ-Societe Generale, Call 12/1/10 @ 100, 3.730%, 1/3/06 (c)(g)	5,500,000
2,795,000	VMIG1(d)	Series 853, FSA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	2,795,000
1,401,000	VMIG1(d)	Indiana University Revenues, LIQ-Northern Trust, 3.510%, 1/5/06 (c)	1,401,000
14,435,000	SP-1+	Indianapolis Industrial Local Public Improvement Bond Bank, Series E, 4.000% due 1/6/06	14,436,639
2,900,000	A-1+	Indianapolis, IN, Refunding, Waterworks Project, Series G-1, MBIA-Insured, SPA-Depfa Bank PLC, 3.520%, 1/5/06 (c)	2,900,000
7,348,000	NR	Indianapolis, IN, EDA, Pedcor Waterfront Investments, Series 1999-A, LOC-FHLB, 3.600%, 1/5/06 (b)(c)	7,348,000
13,900,000	A-1+	Petersburg, IN, PCR, Indiana Power and Light Co., Series B, AMBAC-Insured, BPA-LaSalle National Bank, 3.580%, 1/4/06 (c)	13,900,000
9,825,000	A-1	Warren Township, IN, School Building Corp., MERLOT, Series A52, FGIC-Insured PART, LIQ-Wachovia Bank, 3.540%, 1/4/06 (c)	9,825,000
3,325,000	A-1+	Whiting, IN, Environmental Facilities, Revenue, BP Products North America, 3.850%, 1/3/06 (b)(c)	3,325,000

		Total Indiana	162,244,639

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Iowa - 1.2%
$1,165,000	A-1+	Grinnell, IA, Hospital Revenue Grinnell Medical Center, LOC-U.S. Bank, 3.800%, 1/3/06 (c)	$1,165,000
		Iowa Finance Authority:
2,825,000	NR	Economic Development Monarch Manufacturing Co., LOC-LaSalle Bank, 3.850%, 1/3/06 (b)(c)	2,825,000
17,975,000	A-1+	Iowa Health Systems, Series B, AMBAC-Insured, SPA-Harris Bank, 3.550%, 1/4/06 (c)	17,975,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A, LOC-LaSalle Bank, 3.550%, 1/5/06 (c)	15,000,000
6,000,000	A-1+	Small Business Development Revenue, Corp. Center Association L.P. Project, LOC-Bank of America, 3.520%, 1/5/06 (c)	6,000,000
6,000,000	A-1+	Wesley Retirement Services Inc. Project, Series B, LOC-Wells Fargo Bank, 3.530%, 1/5/06 (c)	6,000,000
15,000,000	SP-1+	Iowa State, GO, TRAN, 4.500% due 6/30/06	15,092,306
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, PART, MBIA-Insured, LIQ-Bear Stearns, 3.590%, 1/4/06 (c)(e)	13,495,000

		Total Iowa	77,552,306

Kansas - 1.6%
		Kansas State Department of Transportation Highway Revenue:
4,995,000	VMIG1(d)	Series 878, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	4,995,000
29,800,000	A-1+	Series B-1, 3.500%, 1/5/06 (c)	29,800,000
28,900,000	A-1+	Series B-2, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.500%, 1/5/06 (c)	28,900,000
19,655,000	A-1+	Series B-3, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.500%, 1/5/06 (c)	19,655,000
2,500,000	A-1+	Kansas State Development Finance Authority Lease Revenue, Kansas Department of Administration, Series J-2, LIQ-Kansas State Investment, 3.750%, 1/3/06 (c)	2,500,000
1,325,000	Aa2(d)	Lawrence, KS, IDR, Ram Co. Project, Series A, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	1,325,000
		Wichita, KS, Airport Authority Flight Safety International:
13,000,000	VMIG1(d)	3.570%, 1/5/06 (b)(c)	13,000,000
2,860,000	VMIG1(d)	Series A, 3.570%, 1/5/06 (b)(c)	2,860,000

		Total Kansas	103,035,000

Kentucky - 0.9%
10,688,000	VMIG1(d)	Breckinridge County, KY Association of Counties Leasing Trust Lease Program Revenue, Series A, LOC-U.S. Bank, 3.700%, 1/3/06 (c)	10,688,000
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-130, PART, FSA-Insured, LIQ-Societe Generale, 3.600%, 1/4/06 (c)	11,000,000
3,000,000	A-1+	Daviess County, KY, Exempt Facilities, Kimberly-Clark Corp. Project, 3.550%, 1/4/06 (b)(c)	3,000,000
		Daviess County, KY, Solid Waste Disposal Facilities, Scott Paper Co. Project:
1,850,000	A-1+	Series A, 3.550%, 1/5/06 (b)(c)	1,850,000
4,800,000	A-1+	Series B, 3.550%, 1/4/06 (b)(c)	4,800,000
2,990,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, FSA-Insured, PART, LIQ-Bear Stearns, 3.580%, 1/4/06 (c)(e)	2,990,000
15,068,500	A-1	Kentucky State Turnpike Authority, Series 567, PART, FSA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	15,068,500
		Lexington-Fayette Urban County Airport Corp., First Mortgage:
1,700,000	A-1+	Series A, SPA-Dexia Credit Local, 3.750%, 1/3/06 (b)(c)	1,700,000
2,300,000	AAA(a)	Series C, MBIA-Insured, SPA-Dexia Credit Local, 3.750%, 1/3/06 (b)(c)	2,300,000
2,200,000	A-1	Owensboro, KY, IDR, West Irving Die Castings, LOC-ABN AMRO, 3.560%, 1/5/06 (b)(c)	2,200,000

		Total Kentucky	55,596,500

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Louisiana - 0.5%
		Louisiana Local Government Environmental Facilities, Development Authority, BASF Corp. Project:
$18,000,000	A-1+	3.600%, 1/4/06 (b)(c)	$18,000,000
6,000,000	SP1+	Series A, 3.600%, 1/4/06 (b)(c)	6,000,000
5,000,000	A-1+	Series B, 3.550%, 1/4/06 (c)	5,000,000

		Total Louisiana	29,000,000

Maine - 0.2%
3,550,000	A-1+	Auburn, ME, Revenue Obligation Morse Brothers Inc. Project, LOC-Bank of America, 3.620%, 1/4/06 (b)(c)	3,550,000
1,670,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project, Series A, LOC-Bank of America, 3.650%, 1/4/06 (b)(c)	1,670,000
7,500,000	A-1+	Maine State Housing Authority, Series D-3, SPA-State Street Bank, 3.550%, 1/5/06 (b)(c)	7,500,000

		Total Maine	12,720,000

Maryland - 4.2%
4,000,000	A-1+	Anne Arundel County, MD, BAN, GO, TECP, Series A, BPA-Westdeutsche Landesbank, 3.100% due 2/1/06	4,000,000
		Baltimore County, MD, Public Improvement BAN, Series 2002, TECP, LIQ-Westdeutsche Landesbank:
20,000,000	A-1+	2.800% due 1/6/06	20,000,000
12,500,000	A-1+	2.820% due 1/9/06	12,500,000
3,555,000	A-1	Baltimore County, MD, Housing Revenue, Springhill Realty & Co., GNMA-Collateralized, LOC-KBC Bank N.V., 3.540%, 1/4/06 (c)	3,555,000
		Howard County, MD:
1,940,000	A-1+	IDR, Preston County Ltd. Partnership, LOC-SunTrust Bank, 3.150%, 1/3/06 (b)(c)	1,940,000
8,620,000	A-1	Vantage House Facilities, Series B, LOC-LaSalle Bank, 3.530%, 1/5/06 (c)	8,620,000
6,650,000	VMIG1(d)	Maryland CDA Department of Housing and Community, Series F, SPA-Lloyds Bank PLC, 3.540%, 1/5/06 (b)(c)	6,650,000
1,385,000	A-1	Maryland CDA, MSTC, Series 1999-76, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (b)(c)(e)	1,385,000
10,000,000	VMIG1(d)	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A, LOC-LaSalle Bank NA, 3.550%, 1/5/06 (c)	10,000,000
9,600,000	VMIG1(d)	Maryland Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series A, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	9,600,000
9,575,000	A-1	Maryland State, GO, PART, Series 389, LIQ-Merrill Lynch, 3.540%, 1/5/06 (c)	9,575,000
28,660,000	A-1+	Maryland State Health & Higher Educational Facilities Authority, University Maryland Medical Systems, Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.510%, 1/5/06 (c)	28,660,000
20,250,000	VMIG1(d)	Maryland State Health and Higher Education Facilities Authority, Holton-Arms School, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	20,250,000
94,680,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank of America, 3.590%, 1/4/06 (b)(c)	94,680,000
2,165,000	VMIG1(d)	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	2,165,000
		Montgomery County, MD, EDA Bonds:
		Howard Hughes Medical Institute Facilities:
8,500,000	A-1+	Series A, 3.550%, 1/4/06 (c)	8,500,000
12,900,000	A-1+	Series C, 3.550%, 1/4/06 (c)	12,900,000
5,840,000	VMIG1(d)	Sandy Springs Friends School Facility, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	5,840,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Maryland (continued)
$6,265,000	A-1	Montgomery County, MD, GO, Series PT-401, SPA-Merrill Lynch, 3.550%, 1/5/06 (c)	$6,265,000

		Total Maryland	267,085,000

Massachusetts - 4.3%
5,000,000	SP-1+	Lynnfield, MA, GO, BAN, 3.500% due 3/1/06	5,004,154
4,100,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation Systems, LOC-Westdeutsche Landesbank, 3.400%, 1/4/06 (c)	4,100,000
		Massachusetts State DFA:
500,000	A-1+	Boston University, Series R-1, XLCA-Insured, SPA-Societe Generale, 3.550%, 1/5/06 (c)	500,000
1,400,000	A-1+	Clark University, Series A, AMBAC-Insured, 3.350%, 1/4/06 (c)	1,400,000
500,000	AAA	Draper Laboratory Issue, MBIA-Insured, SPA-JPMorgan Chase, 3.520%, 1/4/06 (c)	500,000
1,335,000	A-1+	Metal Crafters Inc., Series 99, LOC-Bank of America, 3.570%, 1/4/06 (b)(c)	1,335,000
1,700,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.500%, 1/5/06 (c)	1,700,000
		RAN, TECP, LOC-Wachovia Bank:
3,681,000	A-1	3.100% due 1/12/06	3,681,000
16,500,000	A-1	3.150% due 1/26/06	16,500,000
1,450,000	A-1+	Salem Family Limited Partnership, LOC-Bank of America, 3.570%, 1/4/06 (b)(c)	1,450,000
3,800,000	A-1+	Smith College Project, 3.470%, 1/5/06 (c)	3,800,000
455,000	NR	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank & Trust Co., 3.500%, 1/5/06 (c)	455,000
		Massachusetts State GO:
300,000	A-1+	Central Artery, Series A, SPA-Landesbank Baden-Wuerttenburg, 3.800%, 1/3/06 (c)	300,000
35,990,000	A-1	MSTC, PART, Series 2002-209, Class A, FSA-Insured, LIQ-Bear Stearns, 3.580%, 1/4/06 (c)(e)	35,990,000
7,700,000	A-1+	Refunding, Series B, SPA-Depfa Bank, 3.370%, 1/5/06 (c)	7,700,000
59,050,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.580%, 1/5/06 (c)	59,050,000
		Massachusetts State HEFA:
5,100,000	A-1+	Bentley College, Issue K, LOC-Bank of America, 3.520%, 1/4/06 (c)	5,100,000
1,905,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	1,905,000
1,000,000	VMIG1(d)	Highway Revenue, Series SGA 113, LIQ-Societe Generale, Call 12/1/10 @ 100, 3.530%, 1/4/06 (c)(g)	1,000,000
		Partners Healthcare Systems:
4,200,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan Chase, 3.540%, 1/4/06 (c)	4,200,000
13,250,000	A-1+	Series P-2, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan Chase, 3.550%, 1/4/06 (c)	13,250,000
500,000	A-1+	Partners Healthcare, Series D-6, 3.700%, 1/3/06 (c)	500,000
2,000,000	VMIG1(d)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-Wachovia Bank, 3.530%, 1/4/06 (c)	2,000,000
5,000,000	A-1+	TECP, Harvard University, Series EE, 3.100% due 3/10/06	5,000,000
2,700,000	A-1+	University of Massachusetts, Series A, LOC-Dexia Credit Local, 3.500%, 1/4/06 (c)	2,700,000
1,995,000	A-1+	Wellesley College, Issue E, 3.540%, 1/4/06 (c)	1,995,000
6,850,000	A-1+	Williams College, 3.510%, 1/5/06 (c)	6,850,000
		Massachusetts State HFA, Housing Revenue:
2,000,000	A-1+	FSA Insured, SPA-Dexia Credit Local, 3.430%, 1/4/06 (b)(c)	2,000,000
5,500,000	A-1+	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.370%, 1/4/06 (c)	5,500,000
8,570,000	A-1+	Series G, SPA-HSBC Holdings Inc., 3.370%, 1/4/06 (c)	8,570,000
		Massachusetts State IFA:
1,000,000	VMIG1(d)	Education Buckingham Browne Nichols, LOC-State Street Bank & Trust Co., 3.500%, 1/5/06 (c)	1,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Massachusetts (continued)
$800,000	VMIG1(d)	Whitehead Institute Biomed Research, 3.500%, 1/4/06 (c)	$800,000
4,000,000	VMIG1(d)	Massachusetts State Turnpike Authority, PART, Series 334, MBIA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	4,000,000
		Massachusetts State Water Resources Authority, Multi-Modal, General Subordinated:
		Series B:
10,700,000	A-1	AMBAC-Insured, SPA-Scotiabank, 3.540%, 1/4/06 (c)	10,700,000
15,000,000	A-1+	FGIC-Insured, SPA-Bayerische Landesbank, 3.540%, 1/4/06 (c)	15,000,000
27,000,000	A-1+	Series D, FGIC-Insured, SPA-Dexia Credit Local, 3.540%, 1/4/06 (c)	27,000,000
11,000,000	A-1+	Massachusetts, GO, TECP, Series G, LIQ-BNP Paribas SA, 3.240% due 1/17/06	11,000,000

		Total Massachusetts	273,535,154

Michigan - 2.8%
8,890,000	A-1+	Detroit, MI, Water Supply System, Second Lien, Series C, FGIC-Insured, SPA-FGIC-SPI, 3.570%, 1/4/06 (c)	8,890,000
7,000,000	VMIG1(d)	Detroit, MI, School Building Munitop, Series 2002-29, GO, PART, FGIC-Insured, SPA-ABN AMRO Bank N.V., 3.530%, 1/5/06 (c)	7,000,000
		Detroit, MI, Sewer Disposal:
5,000,000	VMIG1(d)	MERLOTS, Series I, FGIC-Insured PART, SPA-Wachovia Bank, 3.540%, 1/4/06 (c)	5,000,000
11,675,000	A-1+	Series C-1, FSA-Insured, LIQ-Dexia Credit Local, 3.400%, 1/5/06 (c)	11,675,000
5,395,000	A-1+	Series C-2, FGIC-Insured, 3.400%, 1/5/06 (c)	5,395,000
6,655,000	A-1	Hartland, MI, School District, GO, MSTC, Series 2001-127, PART, Q-SBLF-Guaranteed, LIQ-Bear Stearns, 3.600%, 1/4/06 (c)(e)	6,655,000
6,200,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital, Series B, LOC-Bank of Nova Scotia, 3.530%, 1/5/06 (c)	6,200,000
17,650,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, SPA-JPMorgan Chase, 4.000% due 8/18/06	17,765,133
		Michigan State Building Authority:
4,995,000	VMIG1(d)	PART, Series 516, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	4,995,000
9,900,000	SP-1+	TECP, Series 6, LOC-Bank of New York, State Street Bank, 3.170% due 2/2/06	9,900,000
5,400,000	A-1+	Michigan State GAN, Series D, FSA-Insured, SPA-Dexia Credit Local, 3.530%, 1/4/06 (c)	5,400,000
1,100,000	A-1+	Michigan State Hospital Finance Authority, Trinity Health Systems, Series E, AMBAC-Insured, BPA-JPMorgan Chase, 3.580%, 1/5/06 (c)	1,100,000
6,000,000	A-1+	Michigan State Hospital Finance Authority Revenue, Trinity Health Credit, Series E, SPA-Bank of Nova Scotia, 3.700%, 1/3/06 (c)	6,000,000
13,695,000	A-1+	Michigan State Housing Development Authority, Series A, FSA-Insured, SPA-Depfa Bank PLC, 3.530%, 1/4/06 (b)(c)	13,695,000
14,800,000	A-1+	Michigan State Housing Development Authority Housing Revenue, Series A, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, 3.590%, 1/5/06 (b)(c)	14,800,000
		Michigan State Strategic Fund:
4,425,000	A-1+	Clark Retirement Community Project, LOC-Fifth Third Bank, 3.530%, 1/5/06 (c)	4,425,000
10,800,000	A-1+	Grand Rapid Christian School, LOC-Fifth Third Bank, 3.560%, 1/6/06 (c)	10,800,000
3,680,000	A-1+	Michigan State University, SPA-Landesbank Hessen-Thuringen, 3.370%, 1/4/06 (c)	3,680,000
21,465,000	A-1+	Saline, MI, Area Schools, 3.390%, 1/5/06 (c)	21,465,000
4,650,000	A-1+	Saline, MI, EDA, Evangelical Homes Project, LOC-JPMorgan Chase, 3.580%, 1/4/06 (c)	4,650,000
5,800,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University Project, LOC-JPMorgan Chase, 3.580%, 1/4/06 (c)	5,800,000

		Total Michigan	175,290,133

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Minnesota - 0.7%
$5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA, 3.620%, 1/5/06 (b)(c)	$5,090,000
2,910,000	VMIG1(d)	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC, 3.650%, 1/5/06 (b)(c)	2,910,000
1,000,000	A-1+	Mankato, MN, MFH, Highland Hills Apartments, LOC-ABN AMRO, 3.800%, 1/3/06 (c)	1,000,000
9,000,000	A-1+	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, MSTC, Series SGA-127, PART, FGIC-Insured, LIQ-Societe Generale, 3.600%, 1/4/06 (c)	9,000,000
6,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada, 3.510%, 1/4/06 (c)	6,000,000
7,400,000	VMIG1(d)	Minneapolis, MN, Guthrie Theater Project, Series A, LOC-Wells Fargo Bank, 3.510%, 1/5/06 (c)	7,400,000
10,000,000	VMIG1(d)	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue, Highland Ridge Project, FHLMC-Insured, LIQ-FHLMC, 3.550%, 1/5/06 (c)	10,000,000

		Total Minnesota	41,400,000

Missouri - 3.1%
1,470,000	F-1+(a)	Joplin, MO, IDA, Smith and Smith Investments, LOC-Bank of America, 3.600%, 1/5/06 (b)(c)	1,470,000
5,900,000	A-1+	Kansas City, MO, IDA Revenue, Ewing Marion Kauffman, Series A, 3.750%, 1/3/06 (c)	5,900,000
6,200,000	A-1	Kansas City, MO, IDA, MFH, Crooked Creek Apartments Project, Series A, LOC-LaSalle Bank, 3.550%, 1/5/06 (b)(c)	6,200,000
710,000	VMIG1(d)	Kirkwood, MO, Tax Increment Revenue, Kirkwood Commons Project, LOC-U.S. Bank, 3.800%, 1/3/06 (c)	710,000
15,010,000	A-1+	Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	15,010,000
5,700,000	VMIG1(d)	Missouri Higher Education Loan Authority, Student Loan Revenue, Series 1990-B, LOC-Bank of America, 3.450%, 1/4/06 (b)(c)	5,700,000
4,000,000	A-1	Missouri State Environmental Improvement and Energy Resource Authority, Utilicorp United Inc. Project, LOC-Toronto Dominion, 3.630%, 1/4/06 (b)(c)	4,000,000
		Missouri State HEFA:
1,215,000	VMIG1(d)	Assemblies of God College, LOC-Bank of America, 3.550%, 1/5/06 (c)	1,215,000
2,968,000	A-1+	Barnes Hospital Project, LOC-JPMorgan Chase, 3.580%, 1/4/06 (c)	2,968,000
1,000,000	A-1+	Christian Brothers, Series A, LOC-U.S. Bank, 3.800%, 1/3/06 (c)	1,000,000
3,100,000	Aa2(d)	Dialysis Clinic Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	3,100,000
4,000,000	A-1+	Southwest Baptist University Project, LOC-Bank of America, 3.800%, 1/3/06 (c)	4,000,000
6,910,000	A-1+	Washington University, Series A, SPA-Dexia Credit Local, 3.700%, 1/3/06 (c)	6,910,000
7,300,000	A-1+	Washington University, Series B, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	7,300,000
		Missouri State HEFA Revenue:
39,600,000	A-1+	Washington University, Series B, SPA-Dexia Credit Local, 3.750%, 1/3/06 (c)	39,600,000
4,620,000	A-1+	Washington University, Series B, SPA-JPMorgan Chase, 3.750%, 1/3/06 (c)	4,620,000
18,000,000	A-1+	Palmyra, MO, IDA, Solid Waste Disposal, BASF Corp. Project, 3.600%, 1/4/06 (b)(c)	18,000,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project, FNMA, 3.510%, 1/5/06 (c)	600,000
5,615,000	A-1	St. Louis County, MO, IDA, Friendship Village South County, Series B, LOC-LaSalle Bank NA, 3.530%, 1/4/06 (c)	5,615,000
18,000,000	VMIG1(d)	St. Louis County, MO, IDA, MFH, Pelican Cove Project, LIQ-FNMA, 3.520%, 1/5/06 (c)	18,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Missouri (continued)
$22,500,000	SP-1+	St. Louis, MO, General Fund TRAN, 4.000% due 6/30/06	$22,644,246
10,000,000	A-1+	St. Louis, MO, IDA, Refunding, Merchandise Mart, Series A, FHLMC - Insured, LIQ- FHLMC, 3.600%, 1/5/06 (b)(c)	10,000,000
9,500,000	NR	St. Louis, MO, IDA, MFH, Parque Carondelet Apartment Project, LIQ-FHLMC, 3.670%, 1/5/06 (b)(c)	9,500,000

		Total Missouri	194,062,246

National - 0.7%
		Clipper Tax Exempt Trust Certificates PART:
3,990,088	VMIG1(d)	Series 1999-2, BPA-State Street Bank, 3.710%, 1/5/06 (b)(c)	3,990,088
20,000,000	VMIG1(d)	Series 2003-5, LIQ-State Street Bank, 3.630%, 1/5/06 (c)	20,000,000
23,480,000	VMIG1(d)	Series A, FSA-Insured, 3.630%, 1/5/06 (c)(e)	23,480,000

		Total National	47,470,088

Nebraska - 0.4%
5,400,000	A-1+	NebHelp, Inc., Nebraska Revenue, Student Loan Program, Series B, MBIA-Insured, 3.620%, 1/4/06 (b)(c)	5,400,000
3,535,000	VMIG1(d)	Nebraska Helpers, Inc., Series 517, MBIA-Insured, 3.590%, 1/5/06 (b)(c)	3,535,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project, LOC-LaSalle Bank, 3.560%, 1/5/06 (b)(c)	6,000,000
12,350,000	A-1	SFH MERLOT, Series A, PART, FHLMC/FNMA/GNMA-Collateralized, LIQ-Wachovia Bank, 3.590%, 1/5/06 (b)(c)	12,350,000

		Total Nebraska	27,285,000

Nevada - 1.1%
		Carson City, NV:
20,500,000	A-1+	Hospital Revenue Tahoe Hospital Project, Series B, LOC-U.S. Bank, 3.530%, 1/5/06 (c)	20,500,000
9,300,000	A-1+	Hospital Revenue, Carson Tahoe Regional Medical Center, LOC-U.S. Bank NA, 3.530%, 1/5/06 (c)	9,300,000
21,720,000	VMIG1(d)	Clark County, NV, ISD, GO, TOPS, Series 33, FSA-Insured, PART, SPA-ABN AMRO Bank N.V., 3.540%, 1/5/06 (c)	21,720,000
4,460,000	VMIG1(d)	Nevada Municipal Bond Bank, TOPS, Series 1998-1, MBIA-Insured, PART, SPA-ABN AMRO Bank N.V., 3.550%, 1/5/06 (c)	4,460,000
16,350,000	A-1+	Nevada State, MSTC, Series SG 114, LIQ-Societe Generale, 3.550%, 1/5/06 (c)	16,350,000

		Total Nevada	72,330,000

New Hampshire - 0.4%
		New Hampshire HEFA Revenue:
1,500,000	A-1+	Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia Credit Local & JPMorgan Chase, 3.480%, 1/5/06 (c)	1,500,000
4,500,000	VMIG1(d)	Healthcare Inc., Exeter Hospital Group, LOC-Fleet National Bank, 3.510%, 1/5/06 (c)	4,500,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc., LOC-Deutsche Bank, 3.630%, 1/5/06 (b)(c)	14,000,000
1,900,000	A-1+	Luminescent Systems Inc., LOC-HSBC Holding PLC, 3.600%, 1/4/06 (b)(c)	1,900,000
630,000	A-1+	Park Nameplate Co., LOC-Bank of America, 3.650%, 1/4/06 (b)(c)	630,000

		Total New Hampshire	22,530,000

New Jersey - 1.2%
1,310,000	VMIG1(d)	New Jersey EDA, EDR, Erasteel, Inc. Project, LOC-Svenska Handelsbanke, 3.890%, 1/5/06 (b)(c)	1,310,000
5,775,000	A-1+	New Jersey State, Refunding C-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.550%, 1/4/06 (c)	5,775,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
New Jersey (continued)
$69,400,000	SP-1+	State of New Jersey GO, TRAN, Series A, 4.000% due 6/23/06	$69,787,816

		Total New Jersey	76,872,816

New York - 1.2%
300,000	A-1+	Long Island Power Authority, NY, Electric System Revenue, Subordinated Series 2, 2B, LOC-Bayerische Landesbank, 3.650%, 1/3/06 (c)	300,000
		Long Island, NY, Power Authority, Series 1:
1,000,000	A-1+	Sub-Series 1A, LOC-Bayerische Landesbank & Landesbank Baden Wuerttemburg, 3.560%, 1/4/06 (c)	1,000,000
1,700,000	A-1+	Sub-Series 1B, LOC-State Street Bank & Trust Co., 3.700%, 1/3/06 (c)	1,700,000
10,000,000	A-1+	Metropolitan Transportation Authority of New York Revenue, Sub-Series E-1, LOC-Fortis Bank NY, 3.530%, 1/5/06 (c)	10,000,000
7,500,000	A-1+	New York City Housing Development Corp., Progress of Peoples Development, FNMA-Insured, LIQ-FNMA, 3.540%, 1/4/06 (c)	7,500,000
		New York City, NY, GO:
3,500,000	A-1+	Series A, Subordinated Series A-3, LOC-BNP Paribas, 3.450%, 1/4/06 (c)	3,500,000
9,100,000	A-1+	Series J, Subordinated Series J-2, LOC-Westdeutsche Landesbank, 3.560%, 1/4/06 (c)	9,100,000
9,250,000	A-1+	Sub-Series C-4, LOC-BNP Paribas, 3.340%, 1/4/06 (c)	9,250,000
600,000	A-1+	Subordinated Series A-6, FSA-Insured, SPA-Dexia Credit Local, 3.670%, 1/3/06 (c)	600,000
15,000,000	A-1+	New York City, NY, Municipal Water Finance Authority, TECP, Series 1, LIN-Dexia Credit Local, JP Morgan Chase, 3.110% due 4/10/06	15,000,000
		New York City, NY, TFA:
3,540,000	A-1+	Future Tax Secured, Revenue, Series A2, SPA-Bank of Nova Scotia, 3.520%, 1/4/06 (c)	3,540,000
1,000,000	A-1+	Future Tax Secured, Series A-1, LOC-JPMorgan Chase, 3.550%, 1/4/06 (c)	1,000,000
3,080,000	A-1+	Revenue, NYC Recovery, Series 1, Subordinated 1A, LOC-Landesbank Hessen-Thuringen, 3.520%, 1/4/06 (c)	3,080,000
10,300,000	A-1+	New York State Dormitory Authority Revenue, Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.530%, 1/4/06 (c)	10,300,000
2,900,000	A-1	New York State Power Authority, TECP, Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemburg, State Street Bank and Trust, Wachovia Bank, 3.130% due 1/4/06	2,900,000

		Total New York	78,770,000

North Carolina - 2.3%
1,900,000	NR	Brunswick County, NC, Industrial Facilities and PFCA Wood Industries Inc. Project, LOC-Wachovia Bank, 3.670%, 1/5/06 (b)(c)	1,900,000
19,050,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.550%, 1/5/06 (c)	19,050,000
33,945,000	A-1+	Guilford County, Series B, SPA-Wachovia Bank, 3.550%, 1/5/06 (c)	33,945,000
4,500,000	Aa2(d)	Iredell County, NC, PCR, Valspar Corp. Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	4,500,000
2,790,000	A-1+	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen, 3.520%, 1/5/06 (c)	2,790,000
2,300,000	Aa2(d)	North Carolina Agricultural Financial Authority, Agricultural Development Revenue, Coastal Carolina GIN Project, LOC-Wachovia Bank, 3.570%, 1/5/06 (b)(c)	2,300,000
3,945,000	A-1+	North Carolina Capital Facilities Finance Agency, Cannon School Inc., LOC-SunTrust Bank, 3.510%, 1/5/06 (c)	3,945,000
3,725,000	A-1+	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	3,725,000
3,915,000	A-1+	North Carolina EFA, EDL, Charlotte Latin, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	3,915,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
North Carolina (continued)
		North Carolina HFA, Home Ownership:
$11,200,000	A-1+	1998 TR-19C, LIQ-Bank of America, 3.450%, 1/4/06 (b)(c)	$11,200,000
5,475,000	A-1+	Series 15-C, FSA-Insured, SPA-Bank of America, 3.450%, 1/4/06 (b)(c)	5,475,000
5,600,000	A-1+	North Carolina Medical Care Commission, Refunding, Moses Cone Health Systems, Series A, 3.510%, 1/5/06 (c)	5,600,000
2,980,000	A-1+	North Carolina Medical Care Commission Hospital Revenue, Baptist Hospitals Project, SPA-Wachovia Bank, 3.520%, 1/4/06 (c)	2,980,000
2,120,000	F-1+(a)	North Carolina Medical Care Commission, Health Care Facilities, Lutheran Retirement Project, LOC-Bank of America, 3.550%, 1/5/06 (c)	2,120,000
6,910,000	A-1+	North Carolina State, GO, Public Improvement, Series G, SPA-Landesbank Hessen-Thuringen, 3.420%, 1/4/06 (c)	6,910,000
3,600,000	NR	Robeson County, NC, IFA and PFCA, Rocco Turkeys Inc. Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	3,600,000
1,300,000	A-1+	Rowan County, IDR, PCR, Double 3 LLC Project, LOC-Bank of America, 3.650%, 1/4/06 (b)(c)	1,300,000
15,000,000	A-1+	Wake County, NC, GO, Public Improvement, Series A, SPA-Wachovia Bank, 4.000% due 4/1/06	15,046,074
14,500,000	A-1+	Winston-Salem, NC, COP, SPA-Dexia Credit Local, 3.550%, 1/5/06 (c)	14,500,000

		Total North Carolina	144,801,074

North Dakota - 0.1%
3,500,000	A-1+	Ward County, ND, Trinity Obligation Group, Series A, LOC-U.S. Bank, 3.800%, 1/3/06 (c)	3,500,000

Ohio - 2.1%
1,980,000	A-1+	Cleveland Cuyahoga County, OH, Port Authority Revenue, 96th Research Building Project, LOC-Fifth Third Bank, 3.580%, 1/4/06 (c)	1,980,000
5,000,000	A-1+	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project, Series B, SPA-JPMorgan Chase, 3.530%, 1/5/06 (c)	5,000,000
10,500,000	A-1+	Clinton County, OH, Facilities Improvement Clinton Memorial, LOC-Fifth Third Bank, 3.560%, 1/6/06 (c)	10,500,000
12,065,000	VMIG1(d)	Franklin County, OH, Hospital Revenue, Children Hospital, Series B, FGIC-Insured, SPA-National City Bank, 3.580%, 1/5/06 (c)	12,065,000
1,885,000	VMIG1(d)	Lakewood, OH, Educational Facilities Revenue, St. Edward High School Project, LOC-Fifth Third Bank, 3.580%, 1/5/06 (c)	1,885,000
18,650,000	A-1	Ohio State Building Authority, MSTC, Series 2001-133, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.580%, 1/4/06 (c)(e)	18,650,000
		Ohio State Higher Educational Facilities:
		Case Western Reserve University TECP, LIQ-JPMorgan Chase:
4,700,000	VMIG1(d)	2.860% due 1/6/06	4,700,000
5,000,000	A-1+	3.100% due 1/20/06	5,000,000
9,230,000	VMIG1(d)	Marietta College Project, LOC-JPMorgan Chase, 3.530%, 1/5/06 (c)	9,230,000
		Pooled Financing Program:
		Series A, LOC-Fifth Third Bank:
8,000,000	VMIG1(d)	3.530%, 1/5/06 (c)	8,000,000
3,315,000	VMIG1(d)	3.580%, 1/5/06 (c)	3,315,000
4,780,000	VMIG1(d)	Series B, LOC-Fifth Third Bank, 3.530%, 1/5/06 (c)	4,780,000
16,570,000	A-1+	Ohio State University, General Receipts, FSA-Insured, LIQ-Dexia Credit Local, 3.580%, 1/5/06 (c)	16,570,000
8,000,000	A-1+	Ohio State, GO, Refunding and Improvement Infrastructure, Series D, 3.540%, 1/4/06 (c)	8,000,000
25,000,000	VMIG1(d)	University of Akron, Ohio, General Receipts, FGIC-Insured, SPA-Dexia Credit Local, 3.500%, 1/5/06 (c)	25,000,000

		Total Ohio	134,675,000

Oklahoma - 0.9%
		Oklahoma State Student Loan Authority:
18,500,000	A-1+	Series A-1, MBIA Insured, LIQ-JPMorgan Chase, 3.550%, 1/4/06 (b)(c)	18,500,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oklahoma (continued)
$6,455,000	A-1	Series A-2, MBIA-Insured, SPA-JPMorgan Chase, 3.550%, 1/4/06 (b)(c)	$6,455,000
26,340,000	A-1+	Oklahoma State Water Resources Board, State Loan Program, Series A, SPA-Bank of America, 2.850% due 4/1/06	26,340,000
3,000,000	Aa2(d)	Optima, OK, Municipal Authority Industrial Revenue, Seaboard Project, LOC-SunTrust Bank, 3.600%, 1/4/06 (b)(c)	3,000,000
2,800,000	A-1+	Tulsa, OK, Tulsa IDA, Multifamily Revenue, Park Chase Apartments, Series A-1, LIQ-FNMA, 3.550%, 1/5/06 (c)	2,800,000

		Total Oklahoma	57,095,000

Oregon - 0.8%
		Oregon State:
10,500,000	VMIG1(d)	Housing and Community Services, Single-Family Mortgage, Series PG-C, SPA-State Street Bank, 3.590%, 1/4/06 (b)(c)	10,500,000
10,200,000	A-1+	Veterans Welfare, Series 84, SPA-Dexia Credit Local, 3.530%, 1/4/06 (c)	10,200,000
400,000	A-1+	Oregon State GO, Series 73F, SPA-Bayerische Landesbank, 3.550%, 1/4/06 (c)	400,000
		Oregon State Housing & Community Services:
10,900,000	VMIG1(d)	Redwood Park Apartments, Series F, FNMA-Insured, LIQ-FNMA, 3.600%, 1/5/06 (c)	10,900,000
5,000,000	VMIG1(d)	Single-Family Housing, SPA-State Street Bank, 3.590%, 1/4/06 (b)(c)	5,000,000
15,945,000	Aaa(d)	Portland, OR, TAN, 4.000% due 6/29/06	16,048,194

		Total Oregon	53,048,194

Pennsylvania - 3.5%
12,500,000	MIG1(d)	Allegheny County, PA, Hospital Development Authority, Senior Living Corp., FNMA-Collateralized, LOC-PNC Bank, 4.000% due 6/30/06	12,578,364
2,480,000	NR	Bucks County, PA, IDA, Dunmore Corp. Project, LOC-Wachovia Bank, 3.670%, 1/5/06 (b)(c)	2,480,000
30,150,000	A-1+	Emmaus, PA, General Authority, Series A, FSA-Insured, SPA-Wachovia Bank, 3.540%, 1/5/06 (c)	30,150,000
17,500,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, LIQ-PNC Bank, 3.520%, 1/4/06 (c)	17,500,000
1,325,000	NR	Lehigh County, PA, IDR, Impress Industries Project, Series A, LOC-Wachovia Bank, 3.670%, 1/5/06 (b)(c)	1,325,000
12,400,000	A-1+	New Garden, PA, General Authority Revenue, Pooled Financing Program, Series I, AMBAC-Insured, SPA-Bank of Nova Scotia & Dexia Credit Local, 3.580%, 1/4/06 (c)	12,400,000
8,810,000	A-1	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured, SPA-Dexia Credit Local, 3.540%, 1/5/06 (c)	8,810,000
7,835,000	A-1+	North Wales Pennsylvania Water Authority, FSA-Insured, SPA-Dexia Credit Local, 3.500%, 1/5/06 (c)	7,835,000
		Pennsylvania EDA, Wengers Feed Mill Project:
6,620,000	NR	Series B-1, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	6,620,000
7,630,000	NR	Series F-3, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	7,630,000
3,500,000	A-1+	Pennsylvania HFA, Single Family Mortgage, Series-87C, LOC-Depfa Bank Europe, 3.420%, 1/4/06 (b)(c)	3,500,000
19,465,000	A-1+	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue, Philadelphia Funding, AMBAC-Insured, SPA-JPMorgan Chase, 3.540%, 1/5/06 (c)	19,465,000
3,000,000	A-1+	Pennsylvania State Higher Education Assistance Agency Student Loan Revenue, Series A, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.430%, 1/4/06 (b)(c)	3,000,000
2,300,000	A-1+	Pennsylvania State Higher EFA, Carnegie Mellon University, Series C, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	2,300,000
25,000,000	A-1+	Pennsylvania State Turnpike Commission, Series C, FSA-Insured, SPA-JPMorgan Chase, 3.500%, 1/5/06 (c)	25,000,000
1,785,000	A-1+	Pennsylvania Turnpike Commission, Series A-3, SPA-Bayerische Landesbank, 3.580%, 1/4/06 (c)	1,785,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania (continued)
$40,200,000	A-1+	Philadelphia, PA, Gas Works, TECP, Series O, LOC-JPMorgan Chase, 2.850% due 1/3/06	$40,200,000
		Philadelphia, PA, Hospitals and Higher EFA:
600,000	A-1+	Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.700%, 1/3/06 (c)	600,000
2,750,000	A-1	Temple University, Series A, 3.430%, 1/5/06 (c)	2,750,000
		West Cornwall Township Municipal Authority, PA:
9,480,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.540%, 1/5/06 (c)	9,480,000
4,100,000	A-1+	General Government Loan Program, FSA-Insured, SPA-Dexia Credit Local, 3.540%, 1/5/06 (c)	4,100,000

		Total Pennsylvania	219,508,364

Rhode Island - 0.4%
10,250,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A, MBIA-Insured, SPA-Dexia Credit Local, 3.400%, 1/4/06 (c)	10,250,000
15,900,000	A-1+	Rhode Island Health and Education Building Corp., Catholic Schools Program, Series A, LOC-Royal Bank of Scotland, 3.550%, 1/4/06 (c)	15,900,000
1,155,000	A-1+	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank, 3.650%, 1/4/06 (b)(c)	1,155,000

		Total Rhode Island	27,305,000

South Carolina - 2.1%
4,000,000	A-1	Darlington County, SC, IDR, Nucor Corp. Project, Series A, 3.630%, 1/4/06 (b)(c)	4,000,000
10,400,000	A-1	Piedmont Municipal Power Agency, SC, Electric Revenue, Series C, MBIA-Insured, LIQ-Credit Suisse First Boston, 3.530%, 1/4/06 (c)	10,400,000
56,851,000	MIG1(d)	South Carolina Association of Governmental Organizations COP, TAN, 4.000% due 4/14/06	57,066,673
2,345,000	Aa2(d)	South Carolina Educational Facilities, Authority for Private Nonprofit Institutions, Presbyterian College Project, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	2,345,000
		South Carolina Jobs EDA:
2,000,000	Aa3(d)	Advanced Automation Inc. Project, LOC-ABN AMRO, 3.560%, 1/5/06 (b)(c)	2,000,000
6,250,000	VMIG1(d)	Christ Church Episcopal, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	6,250,000
7,435,000	Aa2(d)	Greenville Baptist Project, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	7,435,000
6,400,000	VMIG1(d)	Health Sciences Medical University, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	6,400,000
3,600,000	Aa2(d)	Orders Realty Co. Inc. Project, LOC-Wachovia Bank, 3.570%, 1/5/06 (b)(c)	3,600,000
16,600,000	VMIG1(d)	South Carolina Port Authority Munitop, Series 1998-2007, PART, FSA-Insured, SPA-ABN AMRO Bank N.V., 3.610%, 1/5/06 (b)(c)(e)	16,600,000
6,500,000	VMIG1(d)	South Carolina State Public Service Authority MERLOTS, Series L, MBIA-Insured PART, SPA-Wachovia Bank, 3.540%, 1/4/06 (c)	6,500,000
6,710,000	VMIG1(d)	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	6,710,000
5,000,000	VMIG1(d)	University of South Carolina, School of Medicine, Education Trust Healthcare Facilities, LIQ-BNP Paribas & Dexia Credit Local, LOC-Wachovia Bank, 3.520%, 1/5/06 (c)	5,000,000

		Total South Carolina	134,306,673

Tennessee - 4.9%
9,400,000	VMIG1(d)	Blount County, TN, HEFA Board Revenue, Asbury Centers Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	9,400,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee (continued)
		Blount County, TN, Public Building Authority, Local Government Public Improvement:
$1,400,000	VMIG1(d)	Series A-1G, AMBAC-Insured, LOC-KBC Bank & Landesbank Baden Wuerttemburg, 3.800%, 1/3/06 (c)	$1,400,000
8,000,000	VMIG1(d)	Series A-2E, 3.800%, 1/3/06 (c)	8,000,000
		Clarksville, TN, PBA:
12,700,000	VMIG1(d)	LOC-SunTrust Bank, 3.550%, 1/5/06 (c)	12,700,000
55,000	VMIG1(d)	Tennessee Municipal Bond Fund, LOC-Bank of America, 3.550%, 1/5/06 (c)	55,000
6,640,000	VMIG1(d)	Clarksville, TN, Public Building Authority Financing, LOC-SunTrust Bank, 3.550%, 1/5/06 (c)	6,640,000
4,400,000	VMIG1(d)	Covington, TN, IDR, Charms Co. Project, LOC-Bank of America, 3.630%, 1/4/06 (b)(c)	4,400,000
10,000,000	A-1+	Franklin County, TN, HEFA, Board University of the South Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	10,000,000
14,265,000	VMIG1(d)	Jackson, TN, Energy Authority Water Systems Revenue, FSA-Insured, LIQ-SunTrust Bank, 3.540%, 1/4/06 (c)	14,265,000
8,100,000	VMIG1(d)	Jefferson County, TN, Health and Education Facilities, Carson Newman College, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	8,100,000
3,020,000	VMIG1(d)	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	3,020,000
		Memphis, TN, GO, TECP, Westdeutsche Landesbank:
11,800,000	A-1+	2.870% due 1/17/06	11,800,000
31,400,000	A-1+	3.110% due 2/6/06	31,400,000
12,990,000	A-1	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, LIQ-FNMA-Collateralized, SPA-Merrill Lynch, 3.560%, 1/5/06 (c)(e)	12,990,000
10,000,000	VMIG1(d)	Metropolitan Government Nashville & Davidson Counties Tennessee, GO, Munitop, Series 1999-1, FGIC-Insured PART, SPA-ABN AMRO Bank N.V., 3.540%, 1/5/06 (c)(e)	10,000,000
		Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
12,250,000	A-1+	Ascension Health Credit B-1, 2.850% due 8/3/06	12,250,000
11,865,000	VMIG1(d)	Educational Facilities, Belmont University Project, LOC-SunTrust Bank, 3.540%, 1/4/06 (c)	11,865,000
6,200,000	A-1+	Metropolitan Nashville and Davidson Counties, TN, IDB, Country Music Hall of Fame, LOC-Bank of America, 3.530%, 1/5/06 (c)	6,200,000
		Montgomery County, TN, Public Building Authority:
3,895,000	VMIG1(d)	Pooled Financing, Montgomery County Loan Pool, LOC-Bank of America, 3.550%, 1/5/06 (c)	3,895,000
4,240,000	A-1+	Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America, 3.550%, 1/5/06 (c)	4,240,000
1,700,000	VMIG1(d)	Tennessee County Loan Pool, LOC-Bank of America, 3.550%, 1/5/06 (c)	1,700,000
		Sevier County, TN, Public Building Authority:
		Local Government Public Improvement, AMBAC-Insured:
2,800,000	VMIG1(d)	Series IV-H-1, LIQ-JPMorgan Chase, 3.800%, 1/3/06 (c)	2,800,000
1,600,000	VMIG1(d)	Series IV-H-2, SPA-JPMorgan Chase, 3.800%, 1/3/06 (c)	1,600,000
1,400,000	VMIG1(d)	Local Government Public Improvement, Series IV B-4, FSA-Insured, SPA-JPMorgan Chase, 3.800%, 1/3/06 (c)	1,400,000
1,100,000	VMIG1(d)	Local Government Public Improvement, Series IV-B-12, FSA-Insured, SPA-JPMorgan Chase & Co., 3.800%, 1/3/06 (c)	1,100,000
		Sevier County, TN, Public Building Authority, Local Government Improvement:
2,915,000	VMIG1(d)	Series A-3, AMBAC-Insured, SPA-KBC Bank, 3.530%, 1/5/06 (c)	2,915,000
3,300,000	VMIG1(d)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.530%, 1/5/06 (c)	3,300,000
5,600,000	VMIG1(d)	Series II-C-1, AMBAC-Insured, SPA-KBC Bank, 3.530%, 1/5/06 (c)	5,600,000
3,380,000	VMIG1(d)	Series II-D-2, AMBAC-Insured, SPA-KBC Bank, 3.530%, 1/5/06 (c)	3,380,000
9,595,000	VMIG1(d)	Series II-E-1, AMBAC-Insured, LIQ-KBC Bank, 3.530%, 1/5/06 (c)	9,595,000
1,500,000	VMIG1(d)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.530%, 1/5/06 (c)	1,500,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee (continued)
$4,750,000	VMIG1(d)	Series III-B-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.530%, 1/5/06 (c)	$4,750,000
4,530,000	VMIG1(d)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.530%, 1/5/06 (c)	4,530,000
5,000,000	VMIG1(d)	Series III-E-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.530%, 1/5/06 (c)	5,000,000
3,200,000	VMIG1(d)	Series III-G-1, AMBAC-Insured, BPA-Landesbank Hessen-Thuringen, 3.530%, 1/5/06 (c)	3,200,000
400,000	VMIG1(d)	Series IV-1, FSA-Insured, SPA-JPMorgan Chase, 3.800%, 1/3/06 (c)	400,000
200,000	VMIG1(d)	Series IV-2, FSA-Insured, SPA-JPMorgan Chase, 3.800%, 1/3/06 (c)	200,000
1,015,000	VMIG1(d)	Series IV-B-3, FSA-Insured, SPA-JPMorgan Chase, 3.800%, 1/3/06 (c)	1,015,000
5,525,000	VMIG1(d)	Series IV-E-1, AMBAC-Insured, LIQ-JPMorgan Chase, 3.800%, 1/3/06 (c)	5,525,000
2,730,000	VMIG1(d)	Series IV-E-4, AMBAC-Insured, SPA-JPMorgan Chase, 3.800%, 1/3/06 (c)	2,730,000
2,300,000	VMIG1(d)	Series VI-D-4, AMBAC-Insured, SPA-KBC Bank, 3.800%, 1/3/06 (c)	2,300,000
		Sevier County, TN, Public Building Authority, Local Government Public Improvement Revenue:
2,380,000	VMIG1(d)	Series IV-B-7, FSA-Insured, SPA-JPMorgan Chase, 3.800%, 1/3/06 (c)	2,380,000
1,500,000	VMIG1(d)	Series VI-C-5, AMBAC-Insured, SPA-Depfa Bank, 3.800%, 1/3/06 (c)	1,500,000
8,465,000	A-1	Shelby County, TN, Health Education & Housing Facilities Board, Methodist Healthcare, MSTC, Series 1998-36, Class A, PART, MBIA-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (c)(e)	8,465,000
25,000,000	NR	Sullivan County, TN, Health Educational & Housing Facilities Board, Refunding, Wellmont Health Systems Project, LOC-Bank of America NA, 3.550%, 1/5/06 (c)	25,000,000
5,600,000	NR	Sullivan County, TN, IDB, Microporous Products, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	5,600,000
		Sumner County, TN, School Cap Outlay Notes:
9,000,000	VMIG1(d)	Series A, LOC-SunTrust Bank, 3.540%, 1/4/06 (c)	9,000,000
3,600,000	VMIG1(d)	Series B, LOC-SunTrust Bank, 3.540%, 1/4/06 (c)	3,600,000
5,216,000	A-1+	Tennessee State School Board, TECP, Tax Exempt Series 1997, LIQ-Westdeutsche Landesbank, 3.100% due 2/2/06	5,216,000

		Total Tennessee	307,921,000

Texas - 21.8%
15,590,000	A-1	Austin, TX Wastewater, MSTC, Series 9009, Class A, PART, FSA-Insured, SPA-Bear Stearns, 3.580%, 1/4/06 (c)(e)	15,590,000
12,470,000	A-1	Austin, TX, Utilities Systems Revenue, Series 498, FSA-Insured PART, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	12,470,000
5,900,000	VMIG1(d)	Austin, TX, Wastewater PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.540%, 1/5/06 (c)(e)	5,900,000
9,940,000	VMIG1(d)	Austin, TX, Water and Wastewater Systems, MERLOT, Series LLL, PART, MBIA-Insured, SPA-Wachovia Bank, 3.540%, 1/4/06 (c)	9,940,000
13,000,000	VMIG1(d)	Barber Hill, TX, ISD, GO, Munitop, Series 1998-24, PSFG-Insured, PART, SPA-ABN AMRO Bank N.V., 3.540%, 1/5/06 (c)	13,000,000
1,800,000	A-1+	Bell County, TX, Health Facilities Development Corp., Scott and White Memorial Hospital, Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	1,800,000
		Bell County, TX, Health Facilities Development Corp. Revenue:
26,850,000	A-1+	Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.700%, 1/3/06 (c)	26,850,000
		Scott & White Memorial Hospital:
		Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase:
6,700,000	A-1+	3.700%, 1/3/06 (c)	6,700,000
1,300,000	A-1+	3.700%, 1/4/06 (c)	1,300,000
32,900,000	A-1+	Series B-2, MBIA-Insured, SPA-Chase Bank of Texas N.A.3.700%, 1/3/06 (c)	32,900,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
$3,000,000	A-1+	Bexar County, TX, GO, TECP, Series A, LIQ-Dexia Credit Local, 2.830% due 1/9/06	$3,000,000
20,000,000	A-1+	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 3.660%, 1/4/06 (b)(c)	20,000,000
7,100,000	A-1+	Brazos, TX, Harbor Industrial Development Corp., BASF Corp. Project, 3.620%, 1/4/06 (c)	7,100,000
19,000,000	A-1+	Capital Area Cultural Education Facilities Finance Corp. TX, Roman Catholic Diocese, LOC-Wachovia Bank, 3.550%, 1/5/06 (c)	19,000,000
29,100,000	A-1+	Carroll, TX, ISD, PSF-GTD-Insured, SPA-Bank of America, 3.510%, 1/5/06 (c)	29,100,000
10,000,000	VMIG1(d)	Comal, TX, ISD, GO, TOPS, Series 1999-9, PSF-GTD-Insured, PART, SPA-ABN AMRO Bank N.V., 3.540%, 1/5/06 (c)(e)	10,000,000
3,100,000	VMIG1(d)	Crawford, TX, IDR, Franklin Industrials, LOC-SunTrust Bank, 3.600%, 1/4/06 (b)(c)	3,100,000
8,000,000	VMIG1(d)	Dallas, TX, Water & Sewer Munitop, Series 1998-19, PART, FSA-Insured, SPA-ABN AMRO Bank N.V., 3.560%, 1/5/06 (c)	8,000,000
23,949,000	A-1+	Dallas, TX, Water & Sewer TECP, Series B, LIQ-Bank of America, 3.100% due 2/8/06	23,949,000
		Dallas-Fort Worth, TX, International Airport:
14,900,000	VMIG1(d)	MERLOT, Series 2000-2, FGIC-Insured, SPA-Wachovia Bank, 3.590% due 1/4/06 (b)	14,900,000
6,900,000	A-1+	PART, MBIA-Insured, LIQ-Societe Generale, 3.600%, 1/4/06 (b)(c)	6,900,000
18,370,000	A-1	Denton, TX, ISD, GO, MSTC, Class A, Series 2001-117, PSFG-Insured, LIQ-Bear Stearns, 3.590%, 1/4/06 (c)(e)	18,370,000
6,000,000	A-1+	Duncanville, TX, ISD, GO, MSTC, Series SGA-149, PART, LIQ-Societe Generale, 3.600%, 1/4/06 (c)	6,000,000
3,250,000	NR	Fort Bend County, TX, Industrial Development Corp., IDR, Aaron Rents Inc., Project, PART, LOC-Wachovia Bank, 3.670%, 1/5/06 (b)(c)	3,250,000
3,000,000	VMIG1(d)	Fort Bend, TX, ISD, GO, Munitop, Series 1999-6, PSFG-Insured, SPA-ABN AMRO Bank N.V., 3.540%, 1/5/06 (c)(e)	3,000,000
9,265,000	VMIG1(d)	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PSFG-Insured, PART, SPA-ABN AMRO Bank N.V., 3.560%, 1/5/06 (c)	9,265,000
300,000	A-1+	Grand Prairie, TX, HFA, MFH, Lincoln Property Co., 3.450%, 1/4/06 (c)	300,000
		Grand Prairie, TX, ISD, GO:
50,000,000	AAA	PSFG, LIQ-Dexia Credit Local, 2.850% due 8/1/06	50,000,000
19,990,000	VMIG1(d)	Munitop, Series 2000-20, PSF-GTD-Insured, PART, SPA-ABN AMRO Bank N.V., 3.540%, 1/5/06 (c)	19,990,000
4,000,000	A-1+	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 3.200% due 6/1/06	4,000,000
9,200,000	VMIG1(d)	Gulf Coast Waste Disposal Authority Texas, BP Amoco Oil Co. Project, 2.950% due 4/1/06	9,200,000
5,000,000	AAA	Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project, 2.800% due 1/15/06	5,000,241
6,300,000	P-1(d)	Harris County, TX, Flood District, TECP, LOC-Landesbank Hessen-Thuringen, 3.100% due 3/2/06	6,300,000
1,500,000	A-1+	Harris County, TX, Health Facilities Development Corp., Special Facilities Revenue, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	1,500,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
6,725,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	6,725,000
8,300,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	8,300,000
1,600,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	1,600,000
25,585,000	A-1+	The Methodist Systems, Series B, 3.700%, 1/3/06 (c)	25,585,000
700,000	VMIG1(d)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.700%, 1/3/06 (c)	700,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
$25,000,000	A-1+	Hockley County, TX, Industrial Development Corp., BP Amoco Oil Co. Project, TECP, 2.800% due 3/1/06	$25,000,000
		Houston, TX, Airport Systems PART:
4,690,000	VMIG1(d)	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank, 3.590%, 1/4/06 (b)(c)	4,690,000
2,995,000	VMIG1(d)	Series 845-X, FSA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	2,995,000
		Houston, TX, GO, TECP:
		Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen:
7,200,000	A-1+	2.800% due 1/10/06	7,200,000
20,700,000	A-1+	2.860% due 1/18/06	20,700,000
		Series D, LIQ-Depfa Bank:
15,000,000	A-1+	2.800% due 1/10/06	15,000,000
10,000,000	A-1	2.860% due 1/17/06	10,000,000
10,000,000	A-1+	3.120% due 2/1/06	10,000,000
20,000,000	A-1+	3.150% due 2/21/06	20,000,000
		Houston, TX, ISD, GO:
1,500,000	VMIG1(d)	Munitops, Series 2000-2011, PSFG-Insured, PART, SPA-ABN AMRO, 3.560%, 1/5/06 (c)(e)	1,500,000
7,320,000	A-1	PSFG, PART, Series-PA-466, LIQ-Merrill Lynch, 3.550% due 1/5/06	7,320,000
15,000,000	VMIG1(d)	Houston, TX, Municipal Airport Munitops, Series 1998-15, PART, FGIC-Insured, SPA-ABN AMRO Bank N.V., 3.610%, 1/5/06 (b)(c)	15,000,000
13,800,000	A-1+	Houston, TX, TECP, GO, Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen, 2.900% due 1/24/06	13,800,000
65,000,000	SP-1+	Houston, TX, TRAN, Series A, 4.000% due 6/30/06	65,422,911
14,880,000	A-1+	Houston, TX, Water and Sewer Systems Revenue, MERLOT, Series A-128, MBIA Insured, PART, LIQ-Wachovia Bank, 3.540%, 1/4/06 (c)	14,880,000
6,300,000	A-1	Jewett, TX, EDC, IDR, Nucor Project, 3.630%, 1/4/06 (b)(c)	6,300,000
48,200,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Westdeutsche Landesbank, 3.510%, 1/5/06 (c)	48,200,000
10,290,000	VMIG1(d)	Lewisville, TX, ISD, Munitops, Series 2001-9, PSFG-Insured, PART, SPA-ABN AMRO Bank N.V., 3.560%, 1/5/06 (c)(e)	10,290,000
9,195,000	VMIG1(d)	North Harris, TX, Montgomery Community College, FGIC-Insured, SPA-Westdeutsche Landesbank, 3.510%, 1/5/06 (c)	9,195,000
17,000,000	VMIG1(d)	North Texas Higher Education Authority, Student Loan, Series B, AMBAC-Insured, LOC Bank of America & Dexia Credit Local, 3.450%, 1/4/06 (b)(c)	17,000,000
		North Texas Tollway Authority:
36,670,000	A-1+	Refunding, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.550%, 1/4/06 (c)	36,670,000
11,300,000	A-1+	Dallas North Thruway Systems Authority, FSA Insured, Series B, BPA-Lloyds Bank, 3.550%, 1/4/06 (c)	11,300,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue, Series A, LOC-Lloyds Bank, 3.450%, 1/4/06 (b)(c)	10,000,000
9,800,000	A-1+	Northside, TX, ISD, GO, School Building, SPA-Depfa Bank, 2.850% due 6/15/06	9,800,000
		Pasadena, TX, ISD, GO:
25,100,000	VMIG1(d)	PSFG, Series A, SPA-Bank of America, 3.510%, 1/5/06 (c)	25,100,000
19,000,000	VMIG1(d)	Series B, FSA-Insured, LIQ-Bank of America, 3.510%, 1/5/06 (c)	19,000,000
10,130,000	NR	Pflugerville, TX, ISD, GO, Series 565, PSFG PART, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	10,130,000
15,000,000	A-1+	Port Arthur, TX, Navigation District, BASF Corp. Project, Series A, 3.700%, 1/4/06 (b)(c)	15,000,000
11,215,000	A-1+	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PSFG, PART, LIQ-Societe Generale, 3.600%, 1/4/06 (c)	11,215,000
2,900,000	A-1+	San Antonio, TX, Educational Facilities Corp., Higher Education, Trinity University, 3.700%, 1/3/06 (c)	2,900,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
$24,777,000	VMIG1(d)	San Antonio, TX, Electric & Gas Munitops, Series 1998-22, PART, MBIA-Insured, SPA-ABN AMRO Bank N.V., 3.560%, 1/5/06 (c)	$24,777,000
		San Antonio, TX, Electric and Gas TECP, Series A, LIN-Bank of America/LIN-State Street Bank:
24,300,000	A-1+	2.800% due 1/12/06	24,300,000
28,700,000	A-1+	2.820% due 1/19/06	28,700,000
21,900,000	A-1+	3.100% due 2/7/06	21,900,000
		San Antonio, TX, Water Systems, Series A, TECP, LIQ-Bank of America:
11,200,000	A-1+	2.850% due 1/13/06	11,200,000
35,000,000	A-1+	2.910% due 3/9/06	34,999,820
13,400,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.510%, 1/5/06 (c)	13,400,000
5,150,000	VMIG1(d)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric, 3.560%, 1/5/06 (b)(c)	5,150,000
15,700,000	A-1+	Spring Branch, TX, ISD, Ltd. Tax Schoolhouse, PSFG-Insured, SPA-Bank of America, 3.000% due 9/8/06	15,700,000
4,030,000	Aa1(d)	Sulphur Springs, TX, IDR, CMH Manufacturing, Inc. Project, LOC-U.S. Bank, 3.650%, 1/5/06 (b)(c)	4,030,000
		Texas Municipal Power Agency, TECP, LIQ-Bank of America, Bayerische Landesbank:
15,000,000	A-1	2.800% due 1/3/06	15,000,000
1,000,000	A-1	2.820% due 1/3/06	1,000,000
36,960,000	A-1	3.100% due 1/4/06	36,960,000
31,500,000	A-1+	Texas State, Mobility Fund, Series B, SPA-Depfa Bank, 3.370%, 1/4/06 (c)	31,500,000
13,900,000	A-1+	Texas State Department of Housing & Affairs, Single Family Revenue, Refunding, Series B, SPA-Depfa Bank, 3.450%, 1/4/06 (b)(c)	13,900,000
13,170,000	A-1+	Texas State Department of Housing & Community Affairs, MFH, NHP Foundation, FHLMC, 3.580%, 1/4/06 (c)	13,170,000
		Texas State GO, Veterans Housing Assistance:
2,675,000	A-1+	Land Series A, SPA-Depfa Bank, 3.590%, 1/4/06 (b)(c)	2,675,000
25,000,000	A-1+	Series II C-2, SPA-Depfa Bank, 3.560%, 1/4/06 (b)(c)	25,000,000
9,900,000	A-1+	Series II-B, SPA-Depfa Bank, 3.590%, 1/4/06 (b)(c)	9,900,000
18,130,000	A-1+	Series IIB, SPA-Landesbank Hessen-Thuringen, 3.600%, 1/4/06 (b)(c)	18,130,000
9,000,000	A-1+	Texas State, PFA Unemployment, TECP, Series C-4, 3.100% due 1/4/06	9,000,000
		Texas Tech University Revenues, TECP, Series A:
6,655,000	A-1+	2.800% due 1/11/06	6,655,000
3,500,000	A-1+	3.100% due 2/21/06	3,500,000
200,000	A-1+	Texas Water Development Board Revenue, Refunding, State Revolving Fund, SPA-JPMorgan Chase, 3.750%, 1/3/06 (c)	200,000
13,000,000	A-1+	Texas, PFA, TECP, Series 2002 A, 2.800% due 1/10/06	13,000,000
15,000,000	F-1+(a)	Travis County, TX, Health Facilities Development Corp. Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.530%, 1/5/06 (c)	15,000,000
7,580,000	VMIG1(d)	Travis County, TX, HFC, MFH, Tanglewood Apartments, LIQ-FNMA, 3.510%, 1/4/06 (c)	7,580,000
22,750,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp. Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.550%, 1/5/06 (c)	22,750,000
9,500,000	A-1+	University of Texas, TECP, 2.800% due 1/9/06	9,500,000
8,507,375	VMIG1(d)	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal School, LOC-JPMorgan Chase, 3.580%, 1/5/06 (c)	8,507,375
5,245,000	A-1+	West Harris County, TX, Regional Water Authority, Series SGA-148, PART, MBIA-Insured, LIQ-Societe Generale, 3.600%, 1/4/06 (c)	5,245,000
3,100,000	A-1+	West Side Calhoun County, TX, Naval District, Sewer and Solid Waste Disposal, BP Chemicals Inc. Project, 3.850%, 1/3/06 (b)(c)	3,100,000

		Total Texas	1,381,621,347

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utah - 1.7%
$35,400,000	VMIG1(d)	Central Utah Water Conservancy District, Series B, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 1/4/06 (c)	$35,400,000
2,500,000	A-1+	County of Weber, UT, Hospital Revenue, IHC Health Services, Series C, SPA-Landesbank Hessen-Thuringen, 3.700%, 1/3/06 (c)	2,500,000
		Intermountain Power Agency Utilities, TECP:
8,200,000	A-1+	Series 2009E, AMBAC-Insured, SPA-JPMorgan Chase, 2.820% due 1/4/06	8,200,000
		Series B-5, LIQ-JPMorgan Chase:
2,000,000	A-1+	3.150% due 1/6/06	2,000,000
14,000,000	A-1+	3.170% due 2/2/06	14,000,000
27,900,000	A-1+	Murray, UT, IHC Health Services Inc., Series B, 3.580%, 1/5/06 (c)	27,900,000
1,235,000	A-1+	Ogden City, UT, IDR, Infiltrator System Inc. Project, LOC-Wells Fargo Bank, 3.650%, 1/4/06 (b)(c)	1,235,000
5,000,000	VMIG1(d)	Salt Lake City, UT, Rowland Hall, St.Mark’s Project, LOC-BNP Paribas, 3.510%, 1/5/06 (c)	5,000,000
1,500,000	A-1+	Salt Lake City, UT, PCR, Refunding, Service Station Holdings Project, 3.780%, 1/3/06 (c)	1,500,000
		Utah County, UT, Hospital Revenue, IHC Health Services Inc.:
3,000,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 3.580%, 1/5/06 (c)	3,000,000
10,000,000	A-1+	Series C, SPA-Westdeutsche Landesbank, 3.520%, 1/5/06 (c)	10,000,000

		Total Utah	110,735,000

Virginia - 0.9%
200,000	Aa2(d)	Alexandria, VA, IDA, IDR, Global Printing Inc. Project, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	200,000
3,900,000	A-1+	Chesapeake, VA, Hospital Authority Facilities Revenue, Chesapeake General Hospital, Series A, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	3,900,000
3,000,000	A-1+	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase, 3.600%, 1/5/06 (b)(c)	3,000,000
14,695,000	A-1+	Loudoun County, VA, IDA, Howard Hughes Medical Institute, Series B, 3.500%, 1/4/06 (c)	14,695,000
1,600,000	Aa2(d)	Mecklenburg, VA, IDA, Glaize and Brothers LLC, LOC-Wachovia Bank, 3.620%, 1/5/06 (b)(c)	1,600,000
6,800,000	VMIG1(d)	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank, 3.550%, 1/4/06 (c)	6,800,000
		Roanoke, VA, IDA, Hospital Revenue Carillion Health Systems:
7,000,000	A-1+	LIQ-Societe Generale, 3.750%, 1/3/06 (c)(g)	7,000,000
2,640,000	A-1+	Series B, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)(g)	2,640,000
2,410,000	A-1+	Series C, SPA-Wachovia Bank NA, 3.700%, 1/3/06 (c)(g)	2,410,000
2,955,000	NR	Rockbridge County, VA, IDA, Des Champs Project, LOC-Bank of America, 3.600%, 1/5/06 (b)(c)	2,955,000
3,065,000	VMIG1(d)	University of Virginia, University Revenue, Series 856 PART, LIQ-Morgan Stanley, 3.550%, 1/5/06 (c)	3,065,000
4,000,000	VMIG1(d)	Virginia Beach, VA, Development Authority, IMS Gear Project, LOC-Wachovia Bank, 3.570%, 1/5/06 (b)(c)	4,000,000
2,400,000	A-1+	Virginia Port Authority, Series SGA-111, MBIA-Insured PART, LIQ-Societe Generale, 3.580%, 1/5/06 (c)	2,400,000
2,080,000	Aa2(d)	Virginia Small Business Finance Authority, Ennstone Inc. Project, LOC-Wachovia Bank, 3.570%, 1/5/06 (b)(c)	2,080,000

		Total Virginia	56,745,000

Washington - 2.3%
23,585,000	A-1+	Energy Northwest Electric Revenue Project 3, Series D-3-2, MBIA-Insured, SPA-Dexia Credit Local, 3.600%, 1/4/06 (c)	23,585,000
2,975,000	A-1+	Everett, WA, IDC, Elizabeth A. Lynn Trust Project, LOC-U.S. Bank, 3.650%, 1/5/06 (b)(c)	2,975,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Washington (continued)
$3,200,000	A-1+	Everett, WA, Industrial Development Corp., Kimberly-Clark Corp. Project, 3.550%, 1/4/06 (c)	$3,200,000
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project, LOC-Bank of America, 3.600%, 1/5/06 (b)(c)	5,680,000
15,000,000	A-1	King County, WA, Sewer Revenue, TECP, Series A, LIQ-Bayerische Landesbank, 3.100% due 2/9/06	15,000,000
2,040,000	A-1+	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank, 3.650%, 1/5/06 (b)(c)	2,040,000
5,500,000	A-1+	Washington State EDA, Solid Waste Disposal Revenue, Waste Management Project, Series C, LOC-Bank of America, 3.560%, 1/4/06 (b)(c)	5,500,000
4,100,000	A-1+	Washington State Health Care Facilities, Providence Services, Series A, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 1/3/06 (c)	4,100,000
10,000,000	VMIG1(d)	Washington State HFC, Single Family Program, Series VR-2A, GNMA/FNMA/FHLMC-Insured, LIQ-State Street Bank, 3.450%, 1/5/06 (b)(c)	10,000,000
9,790,000	A-1	Washington State Public Power Supply System NO 3 Electric Revenue, Series 3A, MBIA-Insured, SPA-Credit Suisse First Boston, 3.500%, 1/4/06 (c)	9,790,000
14,155,000	VMIG1(d)	Washington State, GO, Series 2001-6, PART, MBIA-Insured, SPA-ABN AMRO Bank N.V., 3.560%, 1/5/06 (c)	14,155,000
14,265,000	A-1	Washington State, GO, MSTC, PART, Series 2001-149, Class A, PART, LIQ-Bear Stearns, 3.590%, 1/4/06 (c)(e)	14,265,000
		Washington State, HFA, MFH:
7,805,000	A-1+	Regency Park Apartments Project, Series A, LOC-U.S. Bank, 3.850%, 1/3/06 (b)(c)	7,805,000
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, LOC-U.S. Bank, 3.850%, 1/3/06 (b)(c)	3,550,000
		Washington State, HFA, MFH Revenue:
3,400,000	A-1+	Heatherwood Apartments Project, Series A, LOC-U.S. Bank, 3.850%, 1/3/06 (b)(c)	3,400,000
1,000,000	A-1+	Mill Pointe Apartments Project, Series A, LOC-U.S. Bank, 3.850%, 1/3/06 (b)(c)	1,000,000
		Washington State, HFC, MFH Revenue:
5,165,000	VMIG1(d)	Olympic Heights Apartments, LIQ-FNMA, 3.550%, 1/5/06 (c)	5,165,000
2,880,000	VMIG1(d)	Valley View Apartments Project, LIQ-FNMA, 3.550%, 1/5/06 (c)	2,880,000
7,500,000	VMIG1(d)	Vintage Mountain Vernon Project, Series A, LIQ-FNMA, 3.600%, 1/5/06 (b)(c)	7,500,000
		Yakima County, WA, Public Corp.:
4,000,000	P-1(d)	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion Bank, 3.600%, 1/4/06 (b)(c)	4,000,000
2,000,000	NR	Longview Fibre Co. Project, LOC-Bank of America, 3.730%, 1/4/06 (b)(c)	2,000,000

		Total Washington	147,590,000

West Virginia - 0.0%
1,000,000	A-1+	Marion County, WV, Solid Waste Disposal Facilities, Granttown Project, Series D, LOC-Royal Bank of Scotland, 3.470%, 1/4/06 (b)(c)	1,000,000
1,730,000	NR	Putnam County, WV, Solid Waste Disposal, FMC Corp., LOC-Wachovia Bank, 3.670%, 1/5/06 (b)(c)	1,730,000

		Total West Virginia	2,730,000

Wisconsin - 3.1%
8,100,000	A-1+	Oneida Tribe of Indians, HFA, LOC-Bank of America, 3.550%, 1/5/06 (c)	8,100,000
12,850,000	A-1+	University of Wisconsin Hospitals and Clinics Authority Revenue, MBIA-Insured, LIQ-U.S. Bank, 3.550%, 1/4/06 (c)	12,850,000
14,455,000	AAA	Wisconsin Center District Tax Revenue, MSTC, Series 1999-70, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.600%, 1/4/06 (c)(e)	14,455,000
7,000,000	VMIG1(d)	Wisconsin Center District, WI, Tax Revenue, Series A, LOC-U.S. Bank, 3.550%, 1/4/06 (c)	7,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wisconsin (continued)
		Wisconsin HEFA:
$12,400,000	VMIG1(d)	Alexian Brothers Healthcare, LOC-JPMorgan Chase, 2.820%, 1/3/06 (c)	$12,400,000
25,400,000	A-1	AMBAC-Insured, SPA-Morgan Stanley, 3.500%, 1/5/06 (c)	25,400,000
14,155,000	A-1+	Wisconsin Housing & Economic Development Authority, Homeownership Revenue, Series C, 3.950%, 1/4/06 (b)(c)	14,155,000
		Wisconsin Housing & EDA Home Ownership Revenue:
4,585,000	A-1+	Series B, SPA-State Street Bank, 3.590%, 1/4/06 (b)(c)	4,585,000
9,175,000	A-1+	Series C, SPA-FHLB, 3.550%, 1/4/06 (c)	9,175,000
8,000,000	A-1+	Series E, SPA-FHLB, 3.590%, 1/4/06 (b)(c)	8,000,000
21,120,000	A-1+	Series I, FSA-Insured, SPA-Dexia Credit Local, 3.450%, 1/4/06 (b)(c)	21,120,000
		Wisconsin State GO, TECP:
15,000,000	A-1+	Series 2000C, 3.100% due 1/9/06	15,000,000
17,325,000	A-1+	Series 2002A, 2.800% due 1/3/06	17,325,000
16,250,000	A-1+	Series 2004A, 3.150% due 1/6/06	16,250,000
8,390,000	A-1+	Wisconsin State Transportation Revenue TECP, LIQ-Bayerische Landesbank & Westdeutsche Landesbank, 3.120% due 1/9/06	8,390,000

		Total Wisconsin	194,205,000

		TOTAL INVESTMENTS - 108.1% (Cost - $6,845,585,040#)	6,845,585,040
		Liabilities in Excess of Other Assets - (8.1)%	(514,790,057)

		TOTAL NET ASSETS - 100.0%	$6,330,794,983

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Fitch Ratings Service.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(d)	Rating by Moody’s Investors Service.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Bonds are escrowed to maturity by government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Pre-Refunded bonds are escrowed with government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Receipts
MFH	— Multi - Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes
VA	— Veterans Administration
VRDO	— Variable Rate Demand Obligation
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry *
General Obligations	19.9%
Hospitals	13.3
Education	12.2
Transportation	8.6
Utilities	7.6
Water and Sewer	7.0
Housing: Multi-Family	5.6
Finance	5.3
Industrial Development	4.1
Other	16.4

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “A” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “A,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “A” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  March 1, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date  March 1, 2006